Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-1.83%
Comcast Corp., Class A	79,462	$2,911,488
Walt Disney Co. (The)(b)	24,673	2,414,746
		5,326,234
Consumer Discretionary-7.14%
Garmin Ltd.	30,635	2,848,749
Genuine Parts Co.	17,238	3,160,243
Hasbro, Inc.	35,070	2,203,097
McDonald’s Corp.	10,756	2,934,129
O’Reilly Automotive, Inc.(b)	3,852	3,330,208
Starbucks Corp.	31,474	3,216,643
Yum! Brands, Inc.	24,099	3,100,577
		20,793,646
Consumer Staples-10.92%
Church & Dwight Co., Inc.	34,082	2,790,293
Coca-Cola Co. (The)	44,613	2,837,833
Colgate-Palmolive Co.	35,377	2,741,010
Hershey Co. (The)	12,235	2,877,305
Hormel Foods Corp.	58,896	2,768,112
Kellogg Co.	37,992	2,771,516
Keurig Dr Pepper, Inc.	72,495	2,803,382
Mondelez International, Inc., Class A	45,249	3,059,285
PepsiCo, Inc.	16,048	2,977,065
Procter & Gamble Co. (The)	20,193	3,011,988
Walmart, Inc.	20,567	3,134,822
		31,772,611
Energy-1.02%
Kinder Morgan, Inc.	155,715	2,977,271
Financials-12.24%
Allstate Corp. (The)	22,221	2,975,392
Arthur J. Gallagher & Co.	14,898	2,966,341
BlackRock, Inc.	4,123	2,952,068
Cboe Global Markets, Inc.	22,467	2,849,714
Citigroup, Inc.	57,156	2,766,922
Goldman Sachs Group, Inc. (The)	8,444	3,260,651
Intercontinental Exchange, Inc.	27,177	2,943,541
Marsh & McLennan Cos., Inc.	16,797	2,908,904
Moody’s Corp.	9,444	2,816,862
Nasdaq, Inc.	44,538	3,049,072
PNC Financial Services Group, Inc. (The)	17,413	2,929,911
Travelers Cos., Inc. (The)	16,948	3,216,900
		35,636,278
Health Care-22.16%
Abbott Laboratories	26,545	2,855,711
AbbVie, Inc.	20,126	3,243,909
AmerisourceBergen Corp.	18,880	3,222,627
Amgen, Inc.	11,402	3,265,533
Baxter International, Inc.	47,322	2,675,113
Bristol-Myers Squibb Co.	40,430	3,245,720
Cooper Cos., Inc. (The)	9,081	2,872,774
CVS Health Corp.	27,613	2,813,212
Danaher Corp.	10,014	2,737,928
Elevance Health, Inc.	5,734	3,055,763
Eli Lilly and Co.	8,928	3,313,002
Gilead Sciences, Inc.	42,908	3,768,610
Henry Schein, Inc.(b)	38,442	3,110,727
Hologic, Inc.(b)	41,054	3,126,673
IQVIA Holdings, Inc.(b)	12,916	2,815,946
Johnson & Johnson	16,943	3,015,854
	Shares	Value
Health Care-(continued)
McKesson Corp.	7,607	$2,903,440
Merck & Co., Inc.	32,132	3,538,376
Quest Diagnostics, Inc.	21,815	3,312,171
UnitedHealth Group, Inc.	5,330	2,919,561
Zoetis, Inc.	17,331	2,671,400
		64,484,050
Industrials-16.34%
A.O. Smith Corp.	48,579	2,950,688
AMETEK, Inc.	22,671	3,228,804
CSX Corp.	87,159	2,849,228
Dover Corp.	21,466	3,047,099
Expeditors International of Washington, Inc.	27,261	3,163,912
Fastenal Co.	54,387	2,801,474
IDEX Corp.	13,472	3,199,465
J.B. Hunt Transport Services, Inc.	16,385	3,013,038
Leidos Holdings, Inc.	29,261	3,199,105
Otis Worldwide Corp.	37,855	2,956,097
Parker-Hannifin Corp.	10,188	3,045,601
Pentair PLC	61,516	2,815,587
Snap-on, Inc.	12,437	2,992,342
United Parcel Service, Inc., Class B	14,157	2,686,007
Verisk Analytics, Inc.	14,522	2,667,837
W.W. Grainger, Inc.	4,850	2,924,841
		47,541,125
Information Technology-12.85%
Accenture PLC, Class A	9,739	2,930,757
Akamai Technologies, Inc.(b)	30,778	2,919,601
Amphenol Corp., Class A	37,427	3,010,254
Broadridge Financial Solutions, Inc.	16,400	2,445,404
CDW Corp.	16,064	3,030,313
Jack Henry & Associates, Inc.	14,123	2,674,190
NetApp, Inc.	39,315	2,658,087
Paychex, Inc.	22,430	2,781,993
Roper Technologies, Inc.	6,864	3,012,541
TE Connectivity Ltd. (Switzerland)	21,976	2,771,613
Teledyne Technologies, Inc.(b)	7,376	3,098,658
Texas Instruments, Inc.	16,839	3,038,766
Visa, Inc., Class A	13,935	3,023,895
		37,396,072
Materials-5.25%
Air Products and Chemicals, Inc.	10,997	3,410,830
Amcor PLC	229,717	2,837,005
Avery Dennison Corp.	14,740	2,849,684
Linde PLC (United Kingdom)	9,764	3,285,391
Martin Marietta Materials, Inc.	7,903	2,896,291
		15,279,201
Real Estate-4.61%
American Tower Corp.	10,713	2,370,251
Federal Realty Investment Trust	26,821	2,979,813
Public Storage	8,127	2,421,521
Regency Centers Corp.	44,675	2,967,760
Weyerhaeuser Co.	82,015	2,682,711
		13,422,056
Utilities-5.48%
Atmos Energy Corp.	23,626	2,839,845
CenterPoint Energy, Inc.	85,070	2,646,528
DTE Energy Co.	20,552	2,384,237
Edison International	40,863	2,723,928
See accompanying notes which are an integral part of this schedule.

Invesco Defensive Equity ETF (DEF)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	30,270	$2,508,172
Pinnacle West Capital Corp.	36,238	2,838,160
		15,940,870
Total Common Stocks & Other Equity Interests (Cost $266,111,330)		290,569,414
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $205,249)	205,249	205,249
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $266,316,579)		290,774,663
OTHER ASSETS LESS LIABILITIES-0.09%		256,817
NET ASSETS-100.00%		$291,031,480
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,209	$991,553	$(838,514)	$-	$1	$205,249	$958
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,549,990	(1,549,990)	-	-	-	456*
Invesco Private Prime Fund	-	3,983,795	(3,983,811)	-	16	-	1,224*
Total	$52,209	$6,525,338	$(6,372,315)	$-	$17	$205,249	$2,638

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-5.61%
AGL Energy Ltd.(a)	55,351	$298,141
Ampol Ltd.	10,256	196,964
APA Group	20,308	153,467
Aristocrat Leisure Ltd.	4,866	116,118
Aurizon Holdings Ltd.	73,846	189,187
BHP Group Ltd.	112,619	3,465,365
BlueScope Steel Ltd.	19,648	233,626
Brambles Ltd.	36,129	291,710
Coles Group Ltd.	38,374	437,676
CSL Ltd.	2,323	470,864
Downer EDI Ltd.	37,562	131,811
Evolution Mining Ltd.(a)	34,721	63,239
Flutter Entertainment PLC(a)(b)	2,212	328,656
Fortescue Metals Group Ltd.	39,123	513,771
Glencore PLC	374,961	2,506,453
Incitec Pivot Ltd.	47,964	130,592
James Hardie Industries PLC, CDI	4,106	80,294
JB Hi-Fi Ltd.	3,338	101,789
Lendlease Corp. Ltd.(a)	22,547	116,987
Metcash Ltd.(a)	45,588	129,150
Newcrest Mining Ltd.	16,166	217,616
OceanaGold Corp.(b)	50,287	84,943
Orica Ltd.	9,526	95,440
Origin Energy Ltd.	58,592	313,601
Orora Ltd.	32,954	69,684
Qantas Airways Ltd.(a)(b)	39,638	168,709
Ramsay Health Care Ltd.	3,526	155,401
Rio Tinto Ltd.	52,646	3,904,576
Rio Tinto PLC	48,385	3,247,882
Santos Ltd.	50,648	251,596
Sonic Healthcare Ltd.	7,324	160,309
South32 Ltd.	122,407	333,896
Tabcorp Holdings Ltd.	40,082	28,595
Telstra Group Ltd.	368,483	982,157
Treasury Wine Estates Ltd.	14,017	129,919
Wesfarmers Ltd.	27,578	908,732
Woodside Energy Group Ltd.	57,024	1,419,675
Woolworths Group Ltd.	33,154	771,789
		23,200,380
Austria-0.38%
ams-OSRAM AG(b)	9,424	78,918
ANDRITZ AG	2,438	132,283
Mondi PLC(a)	17,344	319,382
OMV AG	7,421	389,516
UNIQA Insurance Group AG	18,754	139,123
Verbund AG	1,715	154,036
voestalpine AG	9,671	260,557
Wienerberger AG	4,443	117,526
		1,591,341
Belgium-1.02%
Anheuser-Busch InBev S.A./N.V.(a)	53,558	3,114,382
Bekaert S.A.	2,811	98,378
Etablissements Franz Colruyt N.V.	2,715	71,109
Groupe Bruxelles Lambert N.V.	2,363	189,610
Proximus SADP	8,083	83,210
Solvay S.A., Class A	3,017	292,924
UCB S.A.	2,127	168,715
Umicore S.A.(a)	5,636	202,505
		4,220,833
	Shares	Value
Brazil-0.16%
Wheaton Precious Metals Corp.	10,582	$409,792
Yara International ASA	5,649	255,420
		665,212
Canada-16.07%
Aecon Group, Inc.	10,492	75,999
Agnico Eagle Mines Ltd.	11,994	599,390
Alamos Gold, Inc., Class A	26,074	250,797
Alimentation Couche-Tard, Inc.	48,260	2,181,436
AltaGas Ltd.	23,452	390,434
ARC Resources Ltd.(a)	32,519	479,258
Atco Ltd., Class I	9,662	306,958
ATS Corp.(b)	3,218	106,388
AutoCanada, Inc.(b)	4,528	89,945
B2Gold Corp.	72,020	249,151
Barrick Gold Corp.	108,412	1,755,288
Baytex Energy Corp.(b)	25,642	129,941
BCE, Inc.	25,090	1,185,561
Birchcliff Energy Ltd.	14,617	115,797
Boyd Group Services, Inc.	903	145,538
Brookfield Asset Management, Inc., Class A	95,851	4,483,935
BRP, Inc.	5,094	378,227
CAE, Inc.(b)	8,392	180,072
Cameco Corp.	4,495	108,653
Canaccord Genuity Group, Inc.	22,800	131,684
Canadian National Railway Co.	18,472	2,352,976
Canadian Natural Resources Ltd.	57,770	3,422,224
Canadian Pacific Railway Ltd.	17,566	1,426,970
Canadian Solar, Inc.(a)(b)	3,784	135,656
Canadian Tire Corp. Ltd., Class A	5,881	660,848
Canadian Utilities Ltd., Class A	11,508	312,296
Canfor Corp.(b)	12,097	212,637
Capital Power Corp.	7,732	263,722
Cascades, Inc.	16,946	104,248
CCL Industries, Inc., Class B(a)	6,625	312,460
Celestica, Inc.(b)	22,301	246,912
Cenovus Energy, Inc.	63,703	1,256,956
Centerra Gold, Inc.	19,104	101,319
CGI, Inc., Class A(b)	11,781	1,020,551
CI Financial Corp.	21,350	224,099
Cogeco Communications, Inc.	1,806	100,258
Cogeco, Inc.	1,757	77,761
Constellation Software, Inc.	222	355,102
Crescent Point Energy Corp.	42,869	330,443
Dollarama, Inc.	6,290	381,984
Dundee Precious Metals, Inc.	15,569	72,924
ECN Capital Corp.	66,946	151,106
Emera, Inc.	12,941	499,904
Empire Co. Ltd., Class A	31,223	843,622
Enbridge, Inc.(a)	121,796	4,990,608
Enerflex Ltd.	14,927	98,214
Enerplus Corp.(a)	11,116	205,068
Equinox Gold Corp.(b)	21,928	76,668
Fairfax Financial Holdings Ltd.	3,560	2,026,655
Finning International, Inc.	12,604	316,750
Franco-Nevada Corp.	3,113	451,186
George Weston Ltd.	8,122	1,009,184
GFL Environmental, Inc.	6,931	199,387
Gibson Energy, Inc.	11,682	210,340
Gildan Activewear, Inc.	9,460	271,791
Hudbay Minerals, Inc.	22,725	127,228
Hydro One Ltd.(c)	17,491	485,367
IAMGOLD Corp.(b)	69,486	140,950
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
IGM Financial, Inc.	5,564	$160,185
Imperial Oil Ltd.	13,203	745,316
Intact Financial Corp.	8,377	1,243,605
Interfor Corp.(b)	12,445	231,330
Keyera Corp.(a)	12,953	299,437
Kinross Gold Corp.	139,069	570,350
Linamar Corp.	9,283	452,133
Loblaw Cos. Ltd.	12,712	1,138,332
Magna International, Inc.	34,146	2,086,238
Maple Leaf Foods, Inc.	5,687	106,718
Martinrea International, Inc.	17,120	150,401
MEG Energy Corp.(b)	13,974	197,390
Methanex Corp.	5,895	228,677
Metro, Inc.	16,991	969,554
Mullen Group Ltd.	9,501	107,295
New Gold, Inc.(b)	69,424	76,301
NFI Group, Inc.	10,556	77,475
North West Co., Inc. (The)	4,140	115,494
Northland Power, Inc.(a)	10,386	291,884
Nutrien Ltd.	25,806	2,057,894
Nuvei Corp.(b)(c)	2,281	69,758
Open Text Corp.	12,028	350,451
Pan American Silver Corp.	9,275	151,128
Parkland Corp.(a)	19,110	403,992
Pembina Pipeline Corp.	32,303	1,170,171
Peyto Exploration & Development Corp.(a)	9,659	106,871
Premium Brands Holdings Corp.	2,156	134,907
Quebecor, Inc., Class B(a)	8,385	179,303
Restaurant Brands International, Inc.	12,937	852,447
Ritchie Bros. Auctioneers, Inc.	2,599	141,385
Rogers Communications, Inc., Class B	12,245	558,915
Russel Metals, Inc.	6,870	146,704
Saputo, Inc.	17,441	429,689
Secure Energy Services, Inc.	18,698	103,303
Shaw Communications, Inc., Class B	12,901	349,337
Shopify, Inc., Class A(b)	13,196	537,885
SNC-Lavalin Group, Inc.	11,490	205,696
Spin Master Corp.(c)	3,803	96,246
Stantec, Inc.	5,004	245,642
Stelco Holdings, Inc.	5,349	177,274
Stella-Jones, Inc.	5,713	201,179
Suncor Energy, Inc.	93,327	3,044,813
Superior Plus Corp.(a)	12,419	93,438
Teck Resources Ltd., Class B	33,291	1,224,378
TELUS Corp.	29,461	622,382
TELUS International CDA, Inc.(b)	5,176	107,857
TFI International, Inc.	4,581	493,344
Thomson Reuters Corp.	4,623	540,117
Torex Gold Resources, Inc.(b)	11,293	103,709
Toromont Industries Ltd.	2,450	185,020
Tourmaline Oil Corp.	12,049	727,633
TransAlta Corp.	19,216	178,028
Transcontinental, Inc., Class A	13,376	167,138
Vermilion Energy, Inc.	8,475	166,224
West Fraser Timber Co. Ltd.	10,889	845,128
Western Forest Products, Inc.	61,665	50,034
Whitecap Resources, Inc.	32,040	253,588
WSP Global, Inc.	4,319	514,030
Yamana Gold, Inc.	64,747	350,074
		66,406,053
	Shares	Value
Chile-0.11%
Antofagasta PLC(a)	7,617	$129,236
Lundin Mining Corp.	55,138	336,758
		465,994
China-0.54%
NXP Semiconductors N.V.	11,300	1,986,992
Wilmar International Ltd.	87,077	262,424
		2,249,416
Colombia-0.09%
Frontera Energy Corp.(b)	9,255	73,114
Millicom International Cellular S.A., SDR(a)(b)	10,561	142,424
Parex Resources, Inc.	10,770	153,006
		368,544
Denmark-1.19%
AP Moller - Maersk A/S, Class B	332	716,708
Carlsberg A/S, Class B	3,518	437,349
Coloplast A/S, Class B(a)	1,227	143,846
Demant A/S(b)	2,328	65,915
DSV A/S	1,337	209,526
H Lundbeck A/S, Class A(b)	5,432	18,901
ISS A/S(a)(b)	9,992	215,208
Novo Nordisk A/S, Class B	15,526	1,923,098
Novozymes A/S, Class B	2,500	144,451
Orsted A/S(a)(c)	2,004	174,139
Pandora A/S	3,094	232,929
ROCKWOOL A/S, Class B(a)	392	85,948
Tryg A/S(a)	4,473	102,972
Vestas Wind Systems A/S(a)	16,860	432,026
		4,903,016
Finland-1.00%
Elisa OYJ	2,081	107,166
Fortum OYJ	24,629	385,841
Huhtamaki OYJ	2,781	100,764
Kesko OYJ, Class B	10,495	224,271
Kone OYJ, Class B	6,848	340,629
Neste OYJ	6,276	319,534
Nokia OYJ	143,960	697,761
Nokian Renkaat OYJ	7,311	79,869
Outokumpu OYJ	24,648	122,030
Sampo OYJ, Class A	13,137	661,199
Stora Enso OYJ, Class R	20,012	293,389
UPM-Kymmene OYJ	14,655	534,969
Valmet OYJ(a)	3,589	92,294
Wartsila OYJ Abp(a)	18,067	155,978
		4,115,694
France-8.57%
Air France-KLM(a)(b)	45,944	62,477
Air Liquide S.A.	7,627	1,104,919
Airbus SE	7,127	814,200
Alstom S.A.(a)	9,843	257,962
Amundi S.A.(c)	1,669	93,638
Arkema S.A.	1,895	167,919
Atos SE(a)(b)	11,077	117,620
Bollore SE	36,319	203,503
Bouygues S.A.	20,446	624,041
Bureau Veritas S.A.	3,800	99,277
Capgemini SE	2,988	538,302
Carrefour S.A.(a)	51,704	876,351
Casino Guichard Perrachon S.A.(a)(b)	11,160	123,203
Cie de Saint-Gobain	21,431	988,468

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
France-(continued)
Cie Generale des Etablissements Michelin S.C.A.	25,413	$710,755
Criteo S.A., ADR(b)	5,374	145,420
Danone S.A.	15,940	824,199
Dassault Systemes SE	3,483	129,302
Eiffage S.A.	5,499	540,159
Elis S.A.	9,514	124,579
ENGIE S.A.	123,777	1,874,540
EssilorLuxottica S.A.	4,217	783,030
Eurazeo SE	1,253	78,723
Faurecia SE(b)	15,287	256,494
Hermes International	108	175,651
Kering S.A.	991	594,711
Korian S.A.	6,290	63,045
Legrand S.A.	3,659	299,391
L’Oreal S.A.	2,933	1,097,605
LVMH Moet Hennessy Louis Vuitton SE	2,313	1,772,021
Nexity S.A.	3,718	92,375
Orange S.A.(a)	122,416	1,233,349
Orpea S.A.(a)(b)	5,044	34,858
Pernod Ricard S.A.	2,603	515,167
Publicis Groupe S.A.	7,068	462,554
Renault S.A.(b)	37,766	1,365,277
Rexel S.A.(b)	14,127	259,061
Rubis S.C.A.	5,005	124,712
Safran S.A.	6,724	818,633
Sanofi	25,060	2,240,261
Schneider Electric SE	9,100	1,335,316
SCOR SE	14,835	284,299
SEB S.A.(a)	854	67,200
Sodexo S.A.	3,435	326,472
SPIE S.A.	5,895	145,810
Teleperformance	567	127,089
Thales S.A.	1,981	249,154
TotalEnergies SE	110,088	6,804,459
Ubisoft Entertainment S.A.(b)	2,203	61,453
Valeo	19,695	371,555
Veolia Environnement S.A.	24,207	618,087
Vinci S.A.	16,136	1,625,592
Vivendi SE	49,179	440,443
Wendel SE	1,587	147,078
Worldline S.A.(b)(c)	3,135	148,493
		35,440,252
Germany-8.65%
adidas AG	3,500	441,614
Aurubis AG	1,702	133,315
BASF SE	47,875	2,391,523
Bayer AG	30,355	1,736,313
Bayerische Motoren Werke AG	20,489	1,820,839
Beiersdorf AG	1,141	122,332
Brenntag SE	3,908	241,682
CECONOMY AG	46,710	107,348
Continental AG	8,374	493,885
Covestro AG(c)	12,273	484,664
Deutsche Lufthansa AG(b)	35,607	280,727
Deutsche Post AG	22,259	868,742
Deutsche Telekom AG	132,378	2,657,450
E.ON SE	91,429	860,997
Evonik Industries AG	19,366	373,380
Freenet AG	3,644	79,502
Fresenius Medical Care AG & Co. KGaA	8,124	250,357
Fresenius SE & Co. KGaA	26,587	726,206
	Shares	Value
Germany-(continued)
GEA Group AG	4,297	$171,641
Hannover Rueck SE	2,527	473,207
HeidelbergCement AG	9,057	486,047
Henkel AG & Co. KGaA, Preference Shares	13,216	931,322
HOCHTIEF AG	1,826	103,918
Infineon Technologies AG	14,429	469,312
Jungheinrich AG, Preference Shares	4,133	118,645
K+S AG	4,620	99,754
KION Group AG	2,619	72,729
Knorr-Bremse AG	1,561	87,424
LANXESS AG	5,160	202,820
Mercedes-Benz Group AG	46,467	3,088,422
Merck KGaA	4,124	739,348
METRO AG(b)	20,533	179,811
MTU Aero Engines AG	785	161,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	7,591	2,366,585
ProSiebenSat.1 Media SE	16,211	144,584
Rheinmetall AG	787	157,727
RWE AG	16,332	708,538
SAP SE	14,293	1,530,660
Schaeffler AG, Preference Shares(a)	47,430	312,668
Siemens AG	20,260	2,743,278
Siemens Energy AG(a)	23,095	375,958
Siemens Healthineers AG(c)	2,874	150,138
Symrise AG	1,212	135,963
Telefonica Deutschland Holding AG	50,976	120,258
thyssenkrupp AG(b)	41,170	226,138
TUI AG(a)(b)	57,757	101,415
Uniper SE	11,695	53,090
United Internet AG	3,388	70,505
Volkswagen AG, Preference Shares	34,678	4,995,299
Zalando SE(b)(c)	3,572	109,381
		35,759,439
Ghana-0.02%
Tullow Oil PLC(b)	130,575	68,110
Hong Kong-0.80%
CK Hutchison Holdings Ltd.	141,171	828,070
CLP Holdings Ltd.	49,385	359,748
HKT Trust & HKT Ltd.	98,923	120,368
Hong Kong & China Gas Co. Ltd. (The)	195,295	167,264
Jardine Matheson Holdings Ltd.	7,141	345,053
Melco Resorts & Entertainment Ltd., ADR(b)	32,069	273,548
PCCW Ltd.	187,997	82,055
Swire Pacific Ltd., Class A	72,821	571,351
Techtronic Industries Co. Ltd.	12,663	152,595
WH Group Ltd.	507,136	300,638
Yue Yuen Industrial Holdings Ltd.	86,761	108,807
		3,309,497
Indonesia-0.02%
First Pacific Co. Ltd.	301,539	94,618
Ireland-0.43%
CRH PLC	24,989	989,825
Kerry Group PLC, Class A(a)	2,019	188,731
Kingspan Group PLC	1,500	83,217
Ryanair Holdings PLC(b)	186	2,502
Ryanair Holdings PLC, ADR(a)(b)	3,225	244,100
Smurfit Kappa Group PLC	7,476	269,624
		1,777,999

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Israel-0.43%
Check Point Software Technologies Ltd.(b)	4,921	$653,657
Clal Insurance Enterprises Holdings Ltd.(b)	5,304	96,446
ICL Group Ltd.	8,131	67,374
Teva Pharmaceutical Industries Ltd., ADR(b)	107,764	945,090
		1,762,567
Italy-1.78%
A2A S.p.A.	69,142	92,606
Assicurazioni Generali S.p.A.(a)	102,066	1,805,970
Coca-Cola HBC AG(b)	6,864	166,612
Enel S.p.A.	345,580	1,863,087
Eni S.p.A.(a)	130,430	1,915,776
Ferrari N.V.	720	157,899
Hera S.p.A.	33,238	91,938
Leonardo S.p.A.	19,579	154,970
Prysmian S.p.A.	7,195	250,640
Saipem S.p.A.(b)	34,441	36,883
Telecom Italia S.p.A.(a)(b)	2,129,123	461,739
Unipol Gruppo S.p.A.	35,619	182,893
UnipolSai Assicurazioni S.p.A.	71,586	182,139
		7,363,152
Japan-22.13%
Advantest Corp.	1,852	126,014
Aeon Co. Ltd.	55,036	1,124,634
AGC, Inc.(a)	10,886	364,046
Air Water, Inc.	9,817	114,824
Aisin Corp.	13,248	361,686
Ajinomoto Co., Inc.	10,392	323,471
Alfresa Holdings Corp.	19,002	229,029
Alps Alpine Co. Ltd.	14,050	134,155
Amada Co. Ltd.	15,895	126,302
ANA Holdings, Inc.(a)(b)	6,066	129,001
Asahi Group Holdings Ltd.(a)	15,655	498,212
Asahi Kasei Corp.	61,959	456,991
Astellas Pharma, Inc.	43,104	663,668
Bandai Namco Holdings, Inc.	2,482	163,017
Bridgestone Corp.	25,302	950,877
Brother Industries Ltd.	9,312	149,601
Canon, Inc.(a)	34,795	800,928
Chubu Electric Power Co., Inc.	58,087	538,298
Chugai Pharmaceutical Co. Ltd.	5,103	134,235
Chugoku Electric Power Co., Inc. (The)(a)	30,916	160,352
Coca-Cola Bottlers Japan Holdings, Inc.	11,349	120,068
COMSYS Holdings Corp.	5,052	89,963
Cosmo Energy Holdings Co. Ltd.	10,063	281,286
Dai Nippon Printing Co. Ltd.	11,134	229,202
Daicel Corp.	18,343	131,449
Daiichi Sankyo Co. Ltd.	14,586	478,072
Daikin Industries Ltd.	3,519	576,310
Daito Trust Construction Co. Ltd.	3,484	384,579
Daiwa House Industry Co. Ltd.	29,100	666,640
Daiwabo Holdings Co. Ltd.	6,516	102,837
Denka Co. Ltd.	3,663	87,898
Denso Corp.	12,705	696,825
Dentsu Group, Inc.(a)	7,245	232,222
DIC Corp.	6,154	111,724
Dowa Holdings Co. Ltd.	2,527	83,308
East Japan Railway Co.	13,918	783,908
Ebara Corp.	3,063	117,204
Eisai Co. Ltd.	5,272	357,879
Electric Power Development Co. Ltd.	13,649	208,231
ENEOS Holdings, Inc.	387,450	1,297,965
	Shares	Value
Japan-(continued)
FANUC Corp.	2,869	$425,267
Fast Retailing Co. Ltd.	593	348,718
Fuji Electric Co. Ltd.	3,110	127,183
FUJIFILM Holdings Corp.	9,389	502,646
Fujikura Ltd.	15,111	122,701
Fujitsu Ltd.	4,402	591,523
Furukawa Electric Co. Ltd.	7,541	142,280
Hakuhodo DY Holdings, Inc.	14,875	144,453
Hankyu Hanshin Holdings, Inc.	8,095	250,433
Hanwa Co. Ltd.	6,305	164,040
Haseko Corp.	12,310	134,627
Hino Motors Ltd.(b)	24,227	107,645
Hitachi Construction Machinery Co. Ltd.	4,114	96,295
Hitachi Ltd.	34,430	1,831,067
Hitachi Metals Ltd.(b)	5,686	88,529
Hokkaido Electric Power Co., Inc.(a)	37,574	123,879
Hokuriku Electric Power Co.	26,262	101,687
Honda Motor Co. Ltd.	109,864	2,656,064
Hoya Corp.	3,391	347,409
Idemitsu Kosan Co. Ltd.	19,282	447,712
IHI Corp.	6,801	185,372
Iida Group Holdings Co. Ltd.	7,262	115,417
Inpex Corp.(a)	46,674	512,765
Isetan Mitsukoshi Holdings Ltd.	18,949	181,413
Isuzu Motors Ltd.	29,761	386,728
ITOCHU Corp.(a)	52,542	1,638,173
Iwatani Corp.	2,130	89,033
J. Front Retailing Co. Ltd.	15,274	127,901
Japan Airlines Co. Ltd.(b)	5,876	115,086
Japan Tobacco, Inc.	39,512	800,189
JFE Holdings, Inc.	50,297	555,785
JGC Holdings Corp.	7,325	100,695
JSR Corp.	3,649	76,702
JTEKT Corp.	19,005	139,663
Kajima Corp.	28,640	321,097
Kaneka Corp.	3,594	91,450
Kanematsu Corp.	8,592	94,880
Kansai Electric Power Co., Inc. (The)	61,112	515,494
Kao Corp.	12,414	490,259
Kawasaki Heavy Industries Ltd.	11,240	238,049
Kawasaki Kisen Kaisha Ltd.(a)	5,304	100,149
KDDI Corp.	22,879	677,637
Keyence Corp.	895	376,653
Kinden Corp.	7,887	83,923
Kintetsu Group Holdings Co. Ltd.	5,407	190,963
Kirin Holdings Co. Ltd.	31,300	488,803
Kobe Steel Ltd.	56,687	254,410
Koito Manufacturing Co. Ltd.	6,598	104,191
Komatsu Ltd.	26,418	608,828
Konami Group Corp.	1,312	61,449
Konica Minolta, Inc.	53,375	219,730
K’s Holdings Corp.	10,228	83,960
Kubota Corp.	22,611	332,552
Kuraray Co. Ltd.(a)	19,852	157,613
Kyocera Corp.	10,380	526,617
Kyowa Kirin Co. Ltd.	4,089	94,135
Kyushu Electric Power Co., Inc.	59,814	311,081
Kyushu Railway Co.	5,219	113,630
Lawson, Inc.	3,011	106,782
Lixil Corp.	14,626	225,120
Makita Corp.	4,578	104,361
Marubeni Corp.	93,505	1,049,657

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
MatsukiyoCocokara & Co.	2,877	$119,035
Mazda Motor Corp.	55,914	443,906
Medipal Holdings Corp.	23,180	306,370
MEIJI Holdings Co. Ltd.	4,367	207,381
MINEBEA MITSUMI, Inc.	9,958	163,934
Mitsubishi Chemical Group Corp.	109,464	578,931
Mitsubishi Corp.	73,121	2,439,414
Mitsubishi Electric Corp.	82,249	822,036
Mitsubishi Estate Co. Ltd.	25,654	360,615
Mitsubishi Gas Chemical Co., Inc.	8,181	116,460
Mitsubishi HC Capital, Inc.	22,831	107,741
Mitsubishi Heavy Industries Ltd.	18,301	722,379
Mitsubishi Materials Corp.	15,630	247,412
Mitsubishi Motors Corp.(b)	50,257	231,569
Mitsubishi Shokuhin Co. Ltd.	3,864	90,749
Mitsui & Co. Ltd.	71,093	2,052,340
Mitsui Chemicals, Inc.	10,910	245,722
Mitsui Fudosan Co. Ltd.	23,905	480,992
Mitsui Mining & Smelting Co. Ltd.	4,069	92,279
Mitsui OSK Lines Ltd.(a)	9,903	241,849
MS&AD Insurance Group Holdings, Inc.	25,735	761,932
Murata Manufacturing Co. Ltd.	8,148	443,575
Nagase & Co. Ltd.	6,806	99,765
Nagoya Railroad Co. Ltd.	7,173	116,796
NEC Corp.	12,154	427,302
Nexon Co. Ltd.	3,965	83,420
NGK Insulators Ltd.	8,967	117,517
NGK Spark Plug Co. Ltd.	6,161	119,397
NH Foods Ltd.	5,193	137,916
NHK Spring Co. Ltd.	13,949	92,815
Nidec Corp.	4,961	310,512
Nikon Corp.	12,480	120,675
Nintendo Co. Ltd.	14,201	604,800
Nippon Electric Glass Co. Ltd.	4,849	89,025
Nippon Paper Industries Co. Ltd.(a)	21,419	149,176
Nippon Sanso Holdings Corp.	4,848	80,264
Nippon Steel Corp.	62,645	992,635
Nippon Steel Trading Corp.	2,382	87,878
Nippon Telegraph & Telephone Corp.	51,952	1,424,630
Nippon Yusen K.K.(a)	13,671	300,526
Nissan Motor Co. Ltd.	310,920	1,109,902
Nisshin Seifun Group, Inc.	7,709	89,671
Nisshinbo Holdings, Inc.	11,036	81,119
Nissin Foods Holdings Co. Ltd.	1,391	104,887
Nissui Corp.	21,386	80,867
Nitori Holdings Co. Ltd.	1,407	159,678
Nitto Denko Corp.	4,034	252,824
Nomura Real Estate Holdings, Inc.	4,060	97,623
Nomura Research Institute Ltd.	6,660	146,272
NSK Ltd.	27,914	153,990
NTT Data Corp.	15,639	239,276
Obayashi Corp.	45,633	337,692
Odakyu Electric Railway Co. Ltd.	7,561	98,354
Oji Holdings Corp.	61,708	235,435
Olympus Corp.	10,809	221,026
Omron Corp.	3,568	184,235
Ono Pharmaceutical Co. Ltd.	5,378	136,652
Oriental Land Co. Ltd.	784	112,069
Osaka Gas Co. Ltd.	16,839	257,677
Otsuka Corp.	3,106	103,214
Otsuka Holdings Co. Ltd.	11,268	382,452
Pan Pacific International Holdings Corp.	9,489	163,984
	Shares	Value
Japan-(continued)
Panasonic Holdings Corp.	125,787	$1,162,382
Persol Holdings Co. Ltd.	5,475	126,055
Recruit Holdings Co. Ltd.	13,937	440,224
Renesas Electronics Corp.(b)	15,698	153,855
Rengo Co. Ltd.	16,115	100,858
Ricoh Co. Ltd.	43,132	340,016
Rohm Co. Ltd.	2,489	197,501
Ryohin Keikaku Co. Ltd.	8,712	91,733
Sankyu, Inc.	2,980	106,903
Santen Pharmaceutical Co. Ltd.	11,574	93,570
Secom Co. Ltd.	5,169	317,139
Seibu Holdings, Inc.	8,847	88,078
Seiko Epson Corp.	11,050	172,788
Sekisui Chemical Co. Ltd.	16,721	233,868
Sekisui House Ltd.	30,329	562,552
Seven & i Holdings Co. Ltd.	27,475	1,109,419
Sharp Corp.	16,136	114,174
Shikoku Electric Power Co., Inc.	18,799	102,597
Shimadzu Corp.	2,424	73,967
Shimano, Inc.	804	137,077
Shimizu Corp.	46,444	247,925
Shin-Etsu Chemical Co. Ltd.	5,376	689,197
Shionogi & Co. Ltd.	4,746	238,756
Shiseido Co. Ltd.	5,692	240,766
Showa Denko K.K.	11,159	177,659
SMC Corp.	584	264,363
SoftBank Corp.	63,920	689,765
Sojitz Corp.	18,503	326,029
Sompo Holdings, Inc.	19,207	836,282
Sony Group Corp.	26,756	2,191,642
Stanley Electric Co. Ltd.	5,554	112,922
Subaru Corp.	35,022	596,975
SUMCO Corp.	8,482	127,115
Sumitomo Chemical Co. Ltd.	109,509	394,789
Sumitomo Corp.	69,802	1,135,866
Sumitomo Electric Industries Ltd.	51,032	592,787
Sumitomo Forestry Co. Ltd.	9,472	163,201
Sumitomo Heavy Industries Ltd.	7,204	152,213
Sumitomo Metal Mining Co. Ltd.	6,353	214,592
Sumitomo Rubber Industries Ltd.	15,413	132,871
Suntory Beverage & Food Ltd.	3,417	115,000
Suzuken Co. Ltd.	6,679	177,188
Suzuki Motor Corp.	18,587	662,778
Sysmex Corp.	1,544	93,638
Taiheiyo Cement Corp.	12,068	189,343
Taisei Corp.	11,326	340,288
Taisho Pharmaceutical Holdings Co. Ltd.	2,630	106,378
Takashimaya Co. Ltd.	13,422	171,791
Takeda Pharmaceutical Co. Ltd.	50,084	1,456,267
TDK Corp.	10,695	381,691
Teijin Ltd.	17,837	171,236
Terumo Corp.	6,822	199,918
TIS, Inc.	3,542	100,103
Tobu Railway Co. Ltd.	6,563	156,762
Toho Holdings Co. Ltd.	6,906	105,416
Tohoku Electric Power Co., Inc.	74,421	346,640
Tokio Marine Holdings, Inc.	86,157	1,760,179
Tokyo Electric Power Co. Holdings, Inc.(a)(b)	247,885	896,496
Tokyo Electron Ltd.	1,275	432,348
Tokyo Gas Co. Ltd.	22,075	402,857
Tokyo Tatemono Co. Ltd.	6,288	87,321
Tokyu Corp.	17,341	218,997

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyu Fudosan Holdings Corp.	30,422	$163,372
Toppan, Inc.	13,702	211,716
Toray Industries, Inc.	77,336	415,092
Toshiba Corp.	16,746	562,840
Tosoh Corp.	11,777	137,971
TOTO Ltd.	3,300	113,587
Toyo Seikan Group Holdings Ltd.	14,873	171,615
Toyo Suisan Kaisha Ltd.	2,520	104,734
Toyota Boshoku Corp.	5,816	80,729
Toyota Industries Corp.	5,481	311,063
Toyota Motor Corp.	323,855	4,702,750
Toyota Tsusho Corp.	14,930	572,015
Trend Micro, Inc.	1,693	83,175
Tsuruha Holdings, Inc.	1,869	119,619
UBE Corp.	8,280	119,617
Unicharm Corp.	4,112	151,020
West Japan Railway Co.	9,008	378,853
Yakult Honsha Co. Ltd.	1,987	125,489
Yamada Holdings Co. Ltd.	57,342	196,285
Yamaha Corp.	2,709	106,984
Yamaha Motor Co. Ltd.(a)	14,952	370,170
Yamato Holdings Co. Ltd.	5,693	94,227
Yamazaki Baking Co. Ltd.	7,993	90,825
Yaskawa Electric Corp.	2,968	96,721
Yokogawa Electric Corp.	5,308	99,078
Yokohama Rubber Co. Ltd. (The)	8,510	139,483
Z Holdings Corp.	59,545	160,573
		91,472,742
Luxembourg-0.27%
Aperam S.A.	2,398	75,723
ArcelorMittal S.A.(a)	35,060	941,240
Eurofins Scientific SE	1,173	81,454
		1,098,417
Macau-0.09%
Galaxy Entertainment Group Ltd.	30,688	186,061
Sands China Ltd.(b)	67,220	183,648
		369,709
Netherlands-4.30%
Aalberts N.V.	1,906	75,842
Adyen N.V.(b)(c)	69	106,448
Akzo Nobel N.V.	7,936	568,096
ASM International N.V.	405	112,486
ASML Holding N.V.(a)	2,593	1,560,651
Heineken Holding N.V.	3,873	288,590
Heineken N.V.(a)	4,394	400,830
Koninklijke Ahold Delhaize N.V.	67,848	1,946,416
Koninklijke BAM Groep N.V.(b)	41,339	96,599
Koninklijke DSM N.V.	2,969	382,080
Koninklijke KPN N.V.	83,600	253,709
Koninklijke Philips N.V.(a)	35,682	531,816
Randstad N.V.(a)	6,408	369,672
Shell PLC	370,816	10,719,463
Wolters Kluwer N.V.	3,196	349,301
		17,761,999
New Zealand-0.08%
Contact Energy Ltd.	17,870	83,536
Fletcher Building Ltd.	34,528	107,013
Spark New Zealand Ltd.	41,857	134,461
		325,010
	Shares	Value
Norway-0.54%
Aker BP ASA	2,610	$89,931
Equinor ASA	26,330	1,001,058
Gjensidige Forsikring ASA	8,922	170,760
Mowi ASA	6,977	109,113
Norsk Hydro ASA	38,399	286,161
Orkla ASA	23,300	163,701
Storebrand ASA	15,653	140,056
Telenor ASA	29,729	284,137
		2,244,917
Portugal-0.16%
Galp Energia SGPS S.A.(a)	25,044	304,532
Jeronimo Martins SGPS S.A.	7,959	175,026
Sonae SGPS S.A.	162,577	161,916
		641,474
Singapore-0.44%
ComfortDelGro Corp. Ltd.	99,333	89,447
Jardine Cycle & Carriage Ltd.	5,593	123,821
Keppel Corp. Ltd.	37,461	207,899
Olam Group Ltd.	83,622	84,846
Sea Ltd., ADR(a)(b)	5,279	308,135
Singapore Airlines Ltd.(a)(b)	34,526	138,978
Singapore Technologies Engineering Ltd.	30,241	76,188
Singapore Telecommunications Ltd.	227,066	453,561
STMicroelectronics N.V.	8,301	317,443
		1,800,318
South Africa-0.33%
Anglo American PLC	33,116	1,360,808
South Korea-5.58%
CJ CheilJedang Corp.	548	165,369
CJ Corp.	3,386	199,033
DB Insurance Co. Ltd.	3,997	190,477
Doosan Co. Ltd.	1,735	130,591
Doosan Enerbility Co. Ltd.(b)	9,302	120,584
E-MART, Inc.	2,643	186,864
GS Engineering & Construction Corp.	4,819	87,347
GS Holdings Corp.	4,935	182,838
Hankook Tire & Technology Co. Ltd.	4,225	110,502
Hanwha Corp.	16,710	371,631
Hanwha Solutions Corp.(b)	5,543	219,748
HD Hyundai Co. Ltd.	4,432	219,130
HMM Co. Ltd.	5,215	89,976
Hyundai Engineering & Construction Co. Ltd.	5,829	184,569
Hyundai Marine & Fire Insurance Co. Ltd.	7,057	162,853
Hyundai Mobis Co. Ltd.	4,003	654,600
Hyundai Motor Co.	9,044	1,175,919
Hyundai Steel Co.	9,597	251,561
Kakao Corp.	1,519	66,767
Kia Corp.	9,880	520,665
Korea Electric Power Corp.(b)	43,696	692,651
Korea Gas Corp.	3,342	89,308
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	2,240	135,101
Korea Zinc Co. Ltd.	205	99,296
Korean Air Lines Co. Ltd.(b)	5,791	113,372
Korean Reinsurance Co.	12,310	78,798
KT Corp.	11,823	337,687
KT&G Corp.	3,750	284,409
LG Chem Ltd.	1,206	689,608
LG Display Co. Ltd.	33,129	369,689
LG Electronics, Inc.	7,719	582,859

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
LG H&H Co. Ltd.	198	$100,118
LG Innotek Co. Ltd.	351	84,901
LG Uplus Corp.	17,446	161,404
LOTTE Chemical Corp.	1,241	175,706
LOTTE Shopping Co. Ltd.	1,847	120,010
LS Corp.	1,765	102,056
LX International Corp.	3,111	98,110
NAVER Corp.	954	138,713
POSCO Holdings, Inc.	6,391	1,456,611
Posco International Corp.	5,997	110,289
Samsung C&T Corp.	3,502	328,537
Samsung Electro-Mechanics Co. Ltd.	1,275	139,417
Samsung Electronics Co. Ltd.	162,254	7,792,041
Samsung Fire & Marine Insurance Co. Ltd.	1,885	295,115
Samsung Heavy Industries Co. Ltd.(b)	21,976	88,016
Samsung SDI Co. Ltd.	501	282,113
Samsung SDS Co. Ltd.	1,033	101,119
Shinsegae, Inc.	475	76,814
SK Hynix, Inc.	16,545	1,094,391
SK Innovation Co. Ltd.(b)	2,878	399,118
SK Telecom Co. Ltd.	8,392	319,473
SK, Inc.	4,227	713,849
S-Oil Corp.	1,667	110,219
		23,051,942
Spain-1.75%
Acciona S.A.	552	107,246
Acerinox S.A.	9,097	88,731
ACS Actividades de Construccion y Servicios S.A.(a)	20,670	579,841
Amadeus IT Group S.A.(b)	4,451	239,783
Endesa S.A.	12,113	222,435
Ferrovial S.A.	7,309	196,132
Grifols S.A.(a)(b)	8,026	85,466
Iberdrola S.A.	170,417	1,908,633
Industria de Diseno Textil S.A.	21,638	555,103
Mapfre S.A.(a)	94,724	178,961
Repsol S.A.	97,569	1,490,227
Telefonica S.A.	428,225	1,577,768
		7,230,326
Sweden-1.59%
Alfa Laval AB	4,578	129,703
Assa Abloy AB, Class B	14,071	319,976
Atlas Copco AB, Class A	40,707	505,232
Boliden AB	7,037	262,199
Electrolux AB, Class B(a)	16,126	226,098
Epiroc AB, Class A	7,805	149,659
Essity AB, Class B	14,896	360,836
Getinge AB, Class B	3,303	76,563
H & M Hennes & Mauritz AB, Class B(a)	28,480	317,165
Hexagon AB, Class B	18,850	214,735
Holmen AB, Class B	1,864	76,175
Husqvarna AB, Class B(a)	14,098	109,981
Peab AB, Class B	12,428	71,334
Sandvik AB	16,626	299,973
Securitas AB, Class B(a)	22,298	179,427
Skanska AB, Class B(a)	18,950	304,951
SKF AB, Class B(a)	13,119	214,593
SSAB AB, Class B(a)	39,563	220,969
Svenska Cellulosa AB S.C.A., Class B	9,778	131,871
Swedish Match AB(a)	14,297	154,528
Tele2 AB, Class B	13,436	117,220
	Shares	Value
Sweden-(continued)
Telefonaktiebolaget LM Ericsson, Class B	77,968	$483,555
Telia Co. AB(a)	93,713	253,550
Trelleborg AB, Class B	6,414	155,709
Volvo AB, Class B	68,209	1,248,903
		6,584,905
Switzerland-3.00%
ABB Ltd.	34,038	1,064,933
Accelleron Industries AG(b)	1,701	34,323
Adecco Group AG(a)	12,548	427,207
Alcon, Inc.	5,781	397,237
Barry Callebaut AG	46	93,641
Chocoladefabriken Lindt & Spruengli AG, PC	27	283,744
Cie Financiere Richemont S.A.	8,785	1,160,617
Clariant AG(a)(b)	6,234	101,212
DKSH Holding AG	1,268	95,082
Dufry AG(b)	3,384	136,509
Geberit AG	405	194,902
Georg Fischer AG	2,022	123,683
Givaudan S.A.(a)	85	287,922
Helvetia Holding AG	1,537	172,915
Holcim AG(b)	21,877	1,123,079
IWG PLC(b)	31,095	59,009
Kuehne + Nagel International AG, Class R(a)	889	214,667
Logitech International S.A., Class R(a)	2,384	143,674
Lonza Group AG	503	264,039
Novartis AG	45,663	4,043,356
Partners Group Holding AG	203	201,832
Schindler Holding AG, PC(a)	1,769	334,812
SGS S.A.	99	229,909
Sika AG	1,202	307,840
Sonova Holding AG, Class A	487	123,960
Swatch Group AG (The), BR	1,737	457,533
Swisscom AG	627	334,736
		12,412,373
Turkey-0.05%
Eldorado Gold Corp.(b)	25,918	197,105
United Kingdom-8.44%
3i Group PLC	17,062	279,132
abrdn PLC(a)	193,491	447,953
Admiral Group PLC	4,407	106,331
Ashtead Group PLC	5,491	330,684
Associated British Foods PLC	12,153	230,881
AstraZeneca PLC	10,645	1,423,271
B&M European Value Retail S.A.	29,380	144,897
Babcock International Group PLC(b)	40,700	138,149
BAE Systems PLC	70,701	693,486
Balfour Beatty PLC	48,687	187,129
Barratt Developments PLC	41,603	198,363
Beazley PLC	16,671	129,878
Bellway PLC	4,824	115,695
Berkeley Group Holdings PLC	3,700	168,636
BP PLC	1,147,299	6,782,195
BT Group PLC(a)	354,054	511,875
Bunzl PLC	7,235	262,621
Burberry Group PLC	9,229	240,670
Centrica PLC	453,379	515,307
CNH Industrial N.V.	28,443	457,590
Coca-Cola Europacific Partners PLC	7,704	409,005
Compass Group PLC	28,190	631,519
Croda International PLC(a)	1,203	97,619
Currys PLC	230,205	215,738

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
DCC PLC	4,290	$227,154
Diageo PLC	25,783	1,183,755
Direct Line Insurance Group PLC	71,047	178,244
Drax Group PLC	13,064	96,000
DS Smith PLC	53,109	192,603
Entain PLC	8,097	137,496
Experian PLC	9,172	322,225
Firstgroup PLC	101,142	125,013
Haleon PLC(b)	93,437	317,919
Hays PLC	78,777	111,118
IMI PLC	5,852	93,944
Imperial Brands PLC	37,788	959,134
Inchcape PLC	21,507	213,783
InterContinental Hotels Group PLC	1,549	90,057
International Consolidated Airlines Group S.A.(a)(b)	233,325	377,282
International Distributions Services PLC	73,288	201,961
Intertek Group PLC	2,222	107,539
ITV PLC	151,681	135,588
J Sainsbury PLC	178,313	475,708
John Wood Group PLC(b)	56,554	88,602
Johnson Matthey PLC(a)	9,881	247,433
Kingfisher PLC	132,527	382,481
Man Group PLC	38,455	96,261
Marks & Spencer Group PLC(b)	172,612	249,860
Melrose Industries PLC	202,617	326,207
Micro Focus International PLC	42,243	263,006
National Grid PLC	92,718	1,131,196
Next PLC	3,132	220,842
Pearson PLC(a)	25,301	300,587
Persimmon PLC	10,775	163,222
Reckitt Benckiser Group PLC	10,697	764,719
RELX PLC	21,570	596,729
Rentokil Initial PLC	18,378	120,021
Rolls-Royce Holdings PLC(a)(b)	181,936	198,892
Sage Group PLC (The)	16,629	158,467
Smith & Nephew PLC	15,467	199,945
Smiths Group PLC	8,198	155,743
Spectris PLC	2,410	92,771
SSE PLC	24,125	495,486
Subsea 7 S.A.(a)	13,048	145,005
Tate & Lyle PLC	12,979	114,280
Taylor Wimpey PLC	147,541	183,991
Tesco PLC	480,572	1,317,932
Travis Perkins PLC	12,277	137,899
Unilever PLC	64,035	3,176,555
	Shares	Value
United Kingdom-(continued)
Vodafone Group PLC	2,231,882	$2,450,373
Whitbread PLC	7,436	233,469
WPP PLC	56,513	593,878
		34,870,999
United States-3.99%
Atlassian Corp., Class A(b)	1,060	139,443
Bausch Health Cos., Inc.(b)	40,000	278,233
Computershare Ltd.	5,443	101,482
Constellium SE(b)	11,972	149,051
Ferguson PLC	4,498	503,941
GSK PLC	76,848	1,289,889
ICON PLC(b)	1,710	368,402
Nestle S.A.	44,855	5,301,293
QIAGEN N.V.(b)	2,132	104,080
Roche Holding AG	12,786	4,130,707
Signify N.V.(c)	5,760	196,159
Spotify Technology S.A.(a)(b)	3,010	239,054
Stellantis N.V.	137,331	2,124,179
Swiss Re AG	15,991	1,433,144
Tenaris S.A.	8,402	145,047
		16,504,104
Zambia-0.14%
First Quantum Minerals Ltd.	25,344	597,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $408,700,090)		412,287,112
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.77%
Invesco Private Government Fund, 3.83%(d)(e)(f)	9,007,421	9,007,421
Invesco Private Prime Fund, 4.15%(d)(e)(f)	23,105,071	23,109,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,112,972)		32,117,112
TOTAL INVESTMENTS IN SECURITIES-107.52% (Cost $440,813,062)		444,404,224
OTHER ASSETS LESS LIABILITIES-(7.52)%		(31,083,332)
NET ASSETS-100.00%		$413,320,892

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $2,114,431, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,778,883	$(2,778,883)	$-	$-	$-	$833
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,324,561	12,349,130	(16,666,270)	-	-	9,007,421	79,230*
Invesco Private Prime Fund	34,263,158	31,459,733	(42,614,753)	1,219	334	23,109,691	212,578*
Total	$47,587,719	$46,587,746	$(62,059,906)	$1,219	$334	$32,117,112	$292,641

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.16%
Brazil-7.18%
Ambev S.A.	39,700	$120,184
Atacadao S.A.	4,000	12,147
B3 S.A. - Brasil, Bolsa, Balcao	38,900	94,165
Banco BTG Pactual S.A.	11,300	54,085
BB Seguridade Participacoes S.A.	2,600	15,485
Braskem S.A., Class A, Preference Shares	6,807	36,425
BRF S.A.(a)	10,507	18,821
CCR S.A.	6,100	13,699
Centrais Eletricas Brasileiras S.A.	4,878	44,060
Cia Brasileira de Distribuicao	8,600	33,966
Cia de Saneamento Basico do Estado de Sao Paulo	2,100	24,076
Cia de Saneamento do Parana	200	730
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,600	7,016
Cia Energetica de Minas Gerais, Preference Shares	16,555	36,140
Cia Paranaense de Energia, Class B, Preference Shares	11,200	17,209
Cia Siderurgica Nacional S.A.	9,818	27,108
Cogna Educacao(a)	40,143	17,099
Cosan S.A.	10,192	34,944
Embraer S.A.(a)	14,010	36,099
Energisa S.A.	1,800	14,824
Equatorial Energia S.A.	6,565	34,393
Gerdau S.A., Preference Shares	14,909	89,503
Itausa S.A., Preference Shares	72,600	122,592
Klabin S.A.	11,100	41,582
Lojas Renner S.A.	5,361	23,600
M Dias Branco S.A.	3,800	28,369
Marfrig Global Foods S.A.	8,800	14,642
Metalurgica Gerdau S.A., Preference Shares	27,000	70,288
Natura & Co. Holding S.A.	3,600	8,016
Neoenergia S.A.	10,300	31,083
Nexa Resources S.A.	1,965	10,690
Pagseguro Digital Ltd., Class A(a)(b)	2,647	27,873
Petroleo Brasileiro S.A., Preference Shares	126,185	639,707
Raia Drogasil S.A.	3,600	15,779
Sendas Distribuidora S.A.	6,200	23,638
Sul America S.A.	3,300	14,132
Suzano S.A.	4,500	45,481
Telefonica Brasil S.A.	3,500	25,324
TIM S.A.	2,400	5,933
Ultrapar Participacoes S.A.	22,807	61,584
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	16,997	25,275
Vale S.A.	43,590	710,447
Vibra Energia S.A.	12,900	40,549
		2,768,762
Chile-0.74%
Cencosud S.A.	15,835	23,392
Colbun S.A.	323,756	28,537
Embotelladora Andina S.A., Class B, Preference Shares	4,476	8,547
Empresas CMPC S.A.	19,080	31,401
Empresas COPEC S.A.	7,241	50,285
Enel Americas S.A.	191,935	25,270
Enel Chile S.A.	1,013,480	45,797
	Shares	Value
Chile-(continued)
Falabella S.A.	17,993	$31,921
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	411	40,538
		285,688
China-60.32%
360 DigiTech, Inc., ADR	4,061	63,717
AAC Technologies Holdings, Inc.(a)	12,485	29,380
Agile Group Holdings Ltd.(a)	67,790	22,171
Air China Ltd., H Shares(a)	87,002	69,744
Alibaba Group Holding Ltd.(a)	87,487	955,477
Aluminum Corp. of China Ltd., H Shares	331,824	140,850
Angang Steel Co. Ltd., H Shares	116,557	33,418
Anhui Conch Cement Co. Ltd., H Shares	52,711	191,623
ANTA Sports Products Ltd.	2,172	25,729
Autohome, Inc., ADR	1,670	49,933
AviChina Industry & Technology Co. Ltd., H Shares	48,878	23,020
BAIC Motor Corp. Ltd., H Shares(c)	385,394	106,466
Baozun, Inc., ADR(a)	2,181	9,466
BBMG Corp., H Shares	804,786	102,779
Beijing Enterprises Holdings Ltd.	17,383	55,420
Beijing Jingneng Clean Energy Co. Ltd., H Shares	97,756	21,568
BYD Co. Ltd., H Shares	4,410	110,852
BYD Electronic International Co. Ltd.	6,906	22,906
China BlueChemical Ltd., H Shares	58,940	13,675
China Coal Energy Co. Ltd., H Shares	123,413	113,802
China Communications Services Corp. Ltd., H Shares	85,004	29,275
China Conch Venture Holdings Ltd.	14,711	33,552
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	68,004	19,560
China Eastern Airlines Corp. Ltd., H Shares(a)(b)	105,576	39,584
China Energy Engineering Corp. Ltd., H Shares	952,052	116,814
China Feihe Ltd.(c)	35,064	28,563
China Galaxy Securities Co. Ltd., H Shares	74,910	37,392
China Gas Holdings Ltd.	29,131	37,305
China Hongqiao Group Ltd.(b)	115,288	108,532
China Jinmao Holdings Group Ltd.	134,337	31,635
China Life Insurance Co. Ltd., H Shares	318,688	490,142
China Longyuan Power Group Corp. Ltd., H Shares	42,699	52,209
China Mengniu Dairy Co. Ltd.(a)	13,165	58,949
China National Building Material Co. Ltd., H Shares	195,241	174,307
China Oilfield Services Ltd., H Shares	48,282	60,557
China Overseas Grand Oceans Group Ltd.	30,814	14,279
China Overseas Land & Investment Ltd.	30,169	81,904
China Pacific Insurance (Group) Co. Ltd., H Shares	311,349	711,056
China Petroleum & Chemical Corp., H Shares	4,553,785	2,163,500
China Power International Development Ltd.	44,323	17,195
China Railway Group Ltd., H Shares	785,890	443,004
China Railway Signal & Communication Corp. Ltd., H Shares(b)(c)	113,973	36,710
China Reinsurance Group Corp., H Shares	2,297,701	146,040
China Resources Beer Holdings Co. Ltd.	3,214	22,280
China Resources Cement Holdings Ltd.	20,624	11,183
China Resources Gas Group Ltd.	8,749	31,061
China Resources Land Ltd.	21,444	100,107
China Resources Pharmaceutical Group Ltd.(c)	43,582	36,020
China Resources Power Holdings Co. Ltd.	25,389	47,222
China Shenhua Energy Co. Ltd., H Shares	77,898	240,737
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
China-(continued)
China Southern Airlines Co. Ltd., H Shares(a)(b)	50,273	$30,003
China State Construction International Holdings Ltd.	17,000	20,549
China Suntien Green Energy Corp. Ltd., H Shares	57,378	23,972
China Taiping Insurance Holdings Co. Ltd.	172,563	176,712
China Tower Corp. Ltd., H Shares(c)	2,607,101	282,967
China Vanke Co. Ltd., H Shares	324,292	670,208
China Yongda Automobiles Services Holdings Ltd.	31,803	19,796
China Yuchai International Ltd.	2,294	17,205
Chindata Group Holdings Ltd., ADR(a)	3,518	25,189
Chongqing Iron & Steel Co. Ltd., H Shares(a)	216,762	22,961
CIFI Holdings Group Co. Ltd.	82,582	12,819
CITIC Ltd.	269,890	278,124
CITIC Securities Co. Ltd., H Shares	69,598	140,331
CMOC Group Ltd., H Shares	191,912	89,916
COSCO SHIPPING Development Co. Ltd., H Shares	196,574	26,791
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares(a)	44,798	39,773
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	150,053	162,798
COSCO SHIPPING Ports Ltd.	19,126	14,555
Country Garden Holdings Co. Ltd.(b)	234,185	92,021
CSPC Pharmaceutical Group Ltd.	20,130	26,063
Dada Nexus Ltd., ADR(a)(b)	2,047	12,753
Daqo New Energy Corp., ADR(a)	1,063	60,495
Datang International Power Generation Co. Ltd., H Shares(a)	383,287	63,844
Dongfang Electric Corp. Ltd., H Shares	30,814	55,380
Dongfeng Motor Group Co. Ltd., H Shares	233,281	131,762
DouYu International Holdings Ltd., ADR(a)	15,752	20,635
ENN Energy Holdings Ltd.	4,358	61,137
FinVolution Group, ADR	8,778	40,993
Fosun International Ltd.	50,155	38,320
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	7,785	34,440
Ganfeng Lithium Group Co. Ltd., H Shares(c)	1,700	15,010
Geely Automobile Holdings Ltd.	38,174	56,892
GF Securities Co. Ltd., H Shares	40,378	58,827
Great Wall Motor Co. Ltd., H Shares	92,081	136,094
Greentown China Holdings Ltd.	12,220	20,870
Guangdong Investment Ltd.	12,750	11,782
Guangshen Railway Co. Ltd., H Shares(a)	177,156	27,736
Guangzhou Automobile Group Co. Ltd., H Shares	118,949	85,726
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	5,824	15,595
Guangzhou R&F Properties Co. Ltd., H Shares(a)(b)	116,698	29,457
H World Group Ltd., ADR	780	29,858
Haier Smart Home Co. Ltd., H Shares	56,316	186,786
Hello Group, Inc., ADR	14,766	84,757
Hengan International Group Co. Ltd.	4,828	22,236
Hisense Home Appliances Group Co. Ltd., H Shares	22,285	23,146
Hollysys Automation Technologies Ltd.	1,165	19,922
Huadian Power International Corp. Ltd., H Shares	280,858	109,308
Huaneng Power International, Inc., H Shares(a)(b)	368,908	170,473
HUYA, Inc., ADR(a)	6,451	17,611
iQIYI, Inc., ADR(a)	6,138	18,230
JD.com, Inc., A Shares	20,287	578,132
Jiangsu Expressway Co. Ltd., H Shares	12,750	11,500
Jiangxi Copper Co. Ltd., H Shares	88,531	128,841
	Shares	Value
China-(continued)
JinkoSolar Holding Co. Ltd., ADR(a)(b)	1,029	$52,767
JOYY, Inc., ADR	2,343	71,368
KE Holdings, Inc., ADR(a)(b)	9,963	168,574
Kingboard Holdings Ltd.	10,632	35,208
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	3,599	10,869
Kunlun Energy Co. Ltd.	90,058	69,227
Legend Holdings Corp., H Shares(c)	204,386	210,367
Lenovo Group Ltd.	141,209	121,710
LexinFintech Holdings Ltd., ADR(a)	12,690	22,969
Li Auto, Inc., ADR(a)(b)	2,691	59,202
Li Ning Co. Ltd.	2,126	17,049
Longfor Group Holdings Ltd.(b)(c)	11,504	34,946
Lufax Holding Ltd., ADR	37,930	70,550
Maanshan Iron & Steel Co. Ltd., H Shares	184,981	39,517
Meituan, B Shares(a)(c)	3,783	81,305
Metallurgical Corp. of China Ltd., H Shares	586,854	132,370
NetEase, Inc.	7,862	111,163
New China Life Insurance Co. Ltd., H Shares	131,170	307,236
New Oriental Education & Technology Group, Inc., ADR(a)	7,495	215,406
NIO, Inc., ADR(a)(b)	2,976	38,033
Noah Holdings Ltd., ADR(a)	1,266	18,572
Nongfu Spring Co. Ltd., H Shares(c)	7,226	42,235
People’s Insurance Co. Group of China Ltd. (The), H Shares	678,436	228,893
PetroChina Co. Ltd., H Shares	5,927,374	2,699,127
PICC Property & Casualty Co. Ltd., H Shares	126,913	128,017
Pinduoduo, Inc., ADR(a)	9,215	755,999
Ping An Insurance (Group) Co. of China Ltd., H Shares	300,815	1,864,812
Poly Property Group Co. Ltd.	37,190	9,233
Qingdao Port International Co. Ltd., H Shares(c)	25,502	12,067
Qudian, Inc., ADR(a)	38,683	27,933
Seazen Group Ltd.(a)(b)	80,656	36,413
Shandong Chenming Paper Holdings Ltd., H Shares(a)	162,042	51,851
Shandong Gold Mining Co. Ltd., H Shares(c)	21,717	42,553
Shanghai Electric Group Co. Ltd., H Shares(a)	369,336	86,883
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	10,301	34,479
Shanghai Industrial Holdings Ltd.	6,376	7,544
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	56,825	94,923
Shenzhen Expressway Corp. Ltd., H Shares	17,000	14,303
Shenzhen International Holdings Ltd.	15,752	14,538
Shenzhou International Group Holdings Ltd.	1,763	16,070
Sino Biopharmaceutical Ltd.	55,097	32,695
Sinopec Engineering Group Co. Ltd., H Shares	54,941	22,619
Sinopec Oilfield Service Corp., H Shares(a)	197,636	13,673
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	433,590	71,244
Sinopharm Group Co. Ltd., H Shares	42,733	100,954
Sinotrans Ltd., H Shares	227,191	72,970
Sinotruk Hong Kong Ltd.	20,720	26,975
SITC International Holdings Co. Ltd.	2,126	4,657
Sohu.com Ltd., ADR(a)	882	13,036
Sun Art Retail Group Ltd.	60,851	15,978
Sunny Optical Technology Group Co. Ltd.	2,120	25,268
TAL Education Group, ADR(a)	22,286	133,047
Tencent Holdings Ltd.	14,280	536,970
Tencent Music Entertainment Group, ADR(a)	39,105	274,126
Tianneng Power International Ltd.(b)	19,126	20,666

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
China-(continued)
Times China Holdings Ltd.(a)	66,942	$12,113
Tingyi Cayman Islands Holding Corp.	21,129	34,541
Tsingtao Brewery Co. Ltd., H Shares	5,344	50,514
Vipshop Holdings Ltd., ADR(a)	19,955	222,498
Vnet Group, Inc., ADR(a)(b)	5,231	26,207
Want Want China Holdings Ltd.	29,386	19,953
Weibo Corp., ADR(a)	2,585	41,205
Weichai Power Co. Ltd., H Shares	134,274	179,543
WuXi AppTec Co. Ltd., H Shares(c)	2,368	23,299
Wuxi Biologics Cayman, Inc.(a)(c)	1,594	10,445
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	23,376	25,351
Xinte Energy Co. Ltd., H Shares	9,350	22,196
Yangzijiang Shipbuilding Holdings Ltd.	76,118	79,861
Yankuang Energy Group Co. Ltd., H Shares	36,564	121,690
Yuexiu Property Co. Ltd.	14,876	18,835
Yum China Holdings, Inc.	4,881	269,041
Zhejiang Expressway Co. Ltd., H Shares	29,752	22,314
Zhengqi Holdings Co. Ltd., Rts., TBA(a)(d)	1,142	0
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	23,164	24,254
Zhongsheng Group Holdings Ltd.	3,188	16,331
Zijin Mining Group Co. Ltd., H Shares	126,645	165,457
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	127,932	59,947
ZTE Corp., H Shares	39,156	85,927
ZTO Express (Cayman), Inc., ADR	6,537	163,883
		23,250,535
Colombia-0.07%
Ecopetrol S.A.	57,428	27,300
Czech Republic-0.05%
CEZ A.S.	582	19,788
Egypt-0.05%
Commercial International Bank Egypt S.A.E.	11,740	19,152
Greece-0.52%
Danaos Corp.	315	17,426
Hellenic Telecommunications Organization S.A.	1,933	29,357
Motor Oil Hellas Corinth Refineries S.A.	2,008	39,800
Public Power Corp. S.A.(a)	6,634	45,303
Star Bulk Carriers Corp.	1,773	34,130
Tsakos Energy Navigation Ltd.	1,785	33,433
		199,449
Hong Kong-0.11%
Nine Dragons Paper Holdings Ltd.	40,570	32,466
Skyworth Group Ltd.	29,123	11,120
		43,586
Hungary-0.31%
Gedeon Richter PLC	481	10,270
MOL Hungarian Oil & Gas PLC	14,952	107,180
		117,450
India-4.17%
Dr. Reddy’s Laboratories Ltd., ADR(b)	1,223	68,867
ICICI Bank Ltd., ADR(b)	20,895	495,629
Infosys Ltd., ADR	32,275	656,796
Tata Motors Ltd., ADR(a)	3,875	105,788
Tata Steel Ltd., GDR(c)	9,089	118,157
Wipro Ltd., ADR(b)	20,123	103,030
WNS (Holdings) Ltd., ADR(a)	718	60,542
		1,608,809
	Shares	Value
Indonesia-0.95%
PT Adaro Energy Indonesia Tbk	106,323	$26,156
PT Astra International Tbk	127,033	49,098
PT Bank Rakyat Indonesia (Persero) Tbk	292,602	93,033
PT Indah Kiat Pulp & Paper Corp. Tbk	46,433	29,732
PT Indofood Sukses Makmur Tbk	96,728	39,794
PT Perusahaan Gas Negara Tbk	126,851	15,159
PT Telkom Indonesia (Persero) Tbk	299,900	77,017
PT United Tractors Tbk	17,673	34,601
		364,590
Kuwait-0.19%
Agility Public Warehousing Co. KSC	9,881	25,469
Mobile Telecommunications Co. KSCP	24,865	47,516
		72,985
Malaysia-0.95%
Axiata Group Bhd.	39,702	29,249
Genting Bhd.	21,782	21,762
IHH Healthcare Bhd.	8,000	10,433
IJM Corp. Bhd.	59,000	21,325
Kuala Lumpur Kepong Bhd.	4,400	20,797
MISC Bhd.	13,332	21,583
Petronas Chemicals Group Bhd.	21,412	41,268
Sime Darby Bhd.	63,200	30,552
Telekom Malaysia Bhd.	26,374	33,389
Tenaga Nasional Bhd.	59,498	126,252
Top Glove Corp. Bhd.	43,900	8,675
		365,285
Mexico-2.84%
Alfa S.A.B. de C.V., Class A	54,615	37,691
Arca Continental S.A.B. de C.V.	7,872	65,427
Cemex S.A.B. de C.V., Series CPO(a)(b)	272,684	124,565
El Puerto de Liverpool S.A.B. de C.V., Series C-1	11,545	66,999
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	29,424	233,496
Gruma S.A.B. de C.V., Class B	1,878	23,345
Grupo Bimbo S.A.B. de C.V., Series A	12,088	51,126
Grupo Elektra S.A.B. de C.V.(b)	420	22,361
Grupo Financiero Banorte S.A.B. de C.V., Class O	22,170	176,573
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	2,230	4,124
Grupo Mexico S.A.B. de C.V., Class B	16,940	68,797
Grupo Televisa S.A.B., Series CPO	9,500	10,391
Industrias Penoles S.A.B. de C.V.	1,140	15,263
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	24,912	42,177
Nemak S.A.B. de C.V.(a)(c)	122,259	36,286
Orbia Advance Corp. S.A.B. de C.V.	14,176	27,608
Wal-Mart de Mexico S.A.B. de C.V., Series V	22,342	88,475
		1,094,704
Peru-0.04%
Cia de Minas Buenaventura S.A.A., ADR	2,103	17,160
Philippines-0.08%
ACEN Corp.	5,448	689
Ayala Corp.	2,342	29,110
		29,799
Poland-0.64%
Asseco Poland S.A.(b)	71	1,149
Cyfrowy Polsat S.A.	1,024	4,208
Enea S.A.(a)	14,092	18,064
KGHM Polska Miedz S.A.	1,067	28,103

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Poland-(continued)
Orange Polska S.A.	8,639	$12,086
PGE Polska Grupa Energetyczna S.A.(a)	21,921	31,468
Polski Koncern Naftowy ORLEN S.A.	9,335	135,217
Tauron Polska Energia S.A.(a)(b)	37,904	17,140
		247,435
Qatar-0.15%
Ooredoo Q.P.S.C.	20,112	48,997
Qatar Fuel Q.S.C.	1,868	9,314
		58,311
Russia-0.00%
Aeroflot PJSC(a)(d)	15,654	0
Alrosa PJSC(d)	20,898	0
Bashneft PJSC, Preference Shares(d)	3,265	0
Federal Grid Co. Unified Energy System PJSC(a)(d)	4,903,095	0
Gazprom PJSC(d)	192,768	0
Inter RAO UES PJSC(d)	484,005	0
Lenta International Co. PJSC, GDR(a)(d)	7,182	0
Lukoil PJSC(d)	5,375	0
Magnit PJSC(d)	825	0
MMC Norilsk Nickel PJSC(d)	264	0
Mobile TeleSystems PJSC(d)	9,047	0
Nizhnekamskneftekhim PJSC, Preference Shares(d)	17,391	0
Novatek PJSC(d)	1,922	0
Novolipetsk Steel PJSC(d)	7,352	0
PhosAgro PJSC(d)	214	0
Polymetal International PLC(a)(d)	1,099	0
Polyus PJSC(a)(d)	91	0
Rosneft Oil Co. PJSC(d)	28,631	0
Rostelecom PJSC(d)	15,754	0
RusHydro PJSC(d)	1,184,728	0
Severstal PAO(d)	1,051	0
Sistema PJSFC(a)(d)	55,673	0
Surgutneftegas PJSC(d)	771,775	0
Tatneft PJSC(d)	18,419	0
TCS Group Holding PLC, GDR(a)(c)(d)	188	0
Transneft PJSC, Preference Shares(d)	26	0
X5 Retail Group N.V., GDR(c)(d)	3,143	0
Yandex N.V., Class A(a)(d)	322	0
		0
South Africa-2.94%
Aspen Pharmacare Holdings Ltd.	2,921	24,380
Barloworld Ltd.	2,733	16,740
Bid Corp. Ltd.	2,203	43,238
Bidvest Group Ltd. (The)	1,550	21,176
Capitec Bank Holdings Ltd.	307	36,562
Discovery Ltd.(a)	1,922	14,543
Exxaro Resources Ltd.	3,667	48,893
Foschini Group Ltd. (The)	2,097	13,228
Gold Fields Ltd.	3,536	39,765
Grindrod Ltd.	936	616
Harmony Gold Mining Co. Ltd.	5,853	20,998
Impala Platinum Holdings Ltd.	3,739	46,278
Life Healthcare Group Holdings Ltd.	11,621	11,910
Momentum Metropolitan Holdings	12,032	12,862
Motus Holdings Ltd.	2,086	14,317
Mr Price Group Ltd.	938	9,370
MTN Group Ltd.	1,773	14,749
Naspers Ltd., Class N	776	121,458
	Shares	Value
South Africa-(continued)
Ninety One Ltd.	11,045	$26,225
Old Mutual Ltd.	117,070	76,777
Pepkor Holdings Ltd.(c)	12,783	16,560
Pick n Pay Stores Ltd.(b)	8,730	32,127
Remgro Ltd.	3,237	27,461
RMB Holdings Ltd.	120,287	4,338
Sanlam Ltd.	18,877	62,370
Sappi Ltd.(a)	10,067	29,322
Sasol Ltd.	5,943	105,387
Shoprite Holdings Ltd.	4,415	66,197
Sibanye Stillwater Ltd.	20,109	56,401
SPAR Group Ltd. (The)(b)	4,192	32,941
Tiger Brands Ltd.	3,331	38,144
Woolworths Holdings Ltd.	11,879	46,439
		1,131,772
Switzerland-0.04%
Mediclinic International PLC	2,547	14,992
Taiwan-12.72%
Acer, Inc.	43,169	34,719
ASE Technology Holding Co. Ltd.	23,457	75,304
Asia Cement Corp.	13,000	17,513
Asustek Computer, Inc.	9,855	86,116
AUO Corp.	146,227	77,375
Catcher Technology Co. Ltd.	10,100	60,335
Chailease Holding Co. Ltd.	2,276	15,154
Cheng Shin Rubber Industry Co. Ltd.	1,000	1,143
Chicony Electronics Co. Ltd.	9,000	24,485
China Airlines Ltd.	27,401	16,347
China Development Financial Holding Corp.	236,439	103,493
China Steel Corp.	105,512	100,432
Chunghwa Telecom Co. Ltd.	22,419	82,734
Compal Electronics, Inc.	151,252	106,673
Delta Electronics, Inc.	10,764	106,549
Eva Airways Corp.	17,716	16,315
Evergreen Marine Corp. Taiwan Ltd.	2,600	14,049
Far Eastern New Century Corp.	38,520	40,866
Far EasTone Telecommunications Co. Ltd.	3,000	6,641
Formosa Chemicals & Fibre Corp.	57,552	143,030
Formosa Petrochemical Corp.	15,000	41,413
Formosa Plastics Corp.	36,272	106,640
Foxconn Technology Co. Ltd.	17,653	30,095
General Interface Solution Holding Ltd.	3,000	8,758
Globalwafers Co. Ltd.	1,000	15,639
Himax Technologies, Inc., ADR(b)	2,942	21,683
Hon Hai Precision Industry Co. Ltd.	214,589	704,669
Hotai Motor Co. Ltd.	658	14,019
Innolux Corp.	256,718	104,593
Inventec Corp.	53,325	43,206
Largan Precision Co. Ltd.	689	52,188
Lite-On Technology Corp.	14,514	31,087
Macronix International Co. Ltd.	9,000	10,259
MediaTek, Inc.	4,436	107,680
Mercuries & Associates Holding Ltd.	4,000	2,096
Mercuries Life Insurance Co. Ltd.(a)	122,587	24,089
Micro-Star International Co. Ltd.	7,040	28,493
Nan Ya Plastics Corp.	56,667	142,461
Nanya Technology Corp.	12,468	23,318
Novatek Microelectronics Corp.	2,416	23,830
Pegatron Corp.	70,819	143,654
Pou Chen Corp.	34,628	36,585
Powerchip Semiconductor Manufacturing Corp.	11,000	12,133

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Taiwan-(continued)
Powertech Technology, Inc.	5,877	$16,079
President Chain Store Corp.	3,976	35,239
Qisda Corp.	24,000	22,006
Quanta Computer, Inc.	51,874	121,317
Radiant Opto-Electronics Corp.	2,000	6,853
Realtek Semiconductor Corp.	1,261	13,178
Shin Kong Financial Holding Co. Ltd.	186,000	54,104
Silicon Motion Technology Corp., ADR	235	14,829
Simplo Technology Co. Ltd.	1,000	9,935
Sino-American Silicon Products, Inc.	2,586	13,646
Synnex Technology International Corp.	9,000	17,143
TA Chen Stainless Pipe	14,120	18,678
Taiwan Cement Corp.	40,527	44,782
Taiwan Mobile Co. Ltd.	4,000	12,407
Taiwan Semiconductor Manufacturing Co. Ltd.	66,990	1,070,246
Teco Electric and Machinery Co. Ltd.	38,556	35,518
TPK Holding Co. Ltd.	24,240	25,248
Unimicron Technology Corp.	2,519	13,098
Uni-President Enterprises Corp.	58,385	125,817
United Microelectronics Corp.(a)	56,003	85,294
Walsin Lihwa Corp.	22,141	34,194
Wan Hai Lines Ltd.	6,750	16,997
Winbond Electronics Corp.	24,000	16,835
Wistron Corp.	98,194	88,438
WPG Holdings Ltd.	31,406	49,622
WT Microelectronics Co. Ltd.	7,000	14,371
Yageo Corp.	2,187	33,515
Yang Ming Marine Transport Corp.	11,000	24,059
Zhen Ding Technology Holding Ltd.	3,101	12,189
		4,903,498
Thailand-1.27%
Advanced Info Service PCL, NVDR	1,875	10,064
Central Retail Corp. PCL, NVDR	35,639	43,704
Charoen Pokphand Foods PCL, NVDR	56,559	38,331
CP ALL PCL, NVDR	17,394	32,220
Indorama Ventures PCL, NVDR	11,602	14,033
IRPC PCL, NVDR	208,527	18,291
PTT Exploration & Production PCL, NVDR	10,522	56,264
PTT Global Chemical PCL, NVDR	26,209	35,999
PTT PCL, NVDR	180,079	170,668
Siam Cement PCL (The), NVDR	2,345	22,452
Thai Beverage PCL	52,676	24,523
Thai Oil PCL, NVDR	13,766	21,754
		488,303
Turkey-1.28%
AG Anadolu Grubu Holding A.S.	8,602	49,501
BIM Birlesik Magazalar A.S.	6,157	44,687
Eregli Demir ve Celik Fabrikalari TAS	35,667	82,248
	Shares	Value
Turkey-(continued)
Is Yatirim Menkul Degerler A.S.	17,000	$43,267
KOC Holding A.S.	15,299	58,089
Turk Hava Yollari AO(a)	11,880	76,991
Turkcell Iletisim Hizmetleri A.S.	36,805	67,519
Turkiye Petrol Rafinerileri A.S.(a)	2,679	69,599
		491,901
United Arab Emirates-0.29%
Aldar Properties PJSC	30,608	39,702
Emaar Properties PJSC	43,983	73,054
		112,756
United Republic of Tanzania-0.12%
AngloGold Ashanti Ltd.	2,574	47,497
United States-0.14%
JBS S.A.	13,171	55,226
Total Common Stocks & Other Equity Interests (Cost $41,907,035)		37,836,733
Exchange-Traded Funds-1.35%
United States-1.35%
iShares MSCI Saudi Arabia ETF (Cost $558,758)	13,135	517,913
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f) (Cost $39,001)	39,001	39,001
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $42,504,794)		38,393,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.67%
Invesco Private Government Fund, 3.83%(e)(f)(g)	396,820	396,820
Invesco Private Prime Fund, 4.15%(e)(f)(g)	1,019,944	1,020,148
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,416,865)		1,416,968
TOTAL INVESTMENTS IN SECURITIES-103.28% (Cost $43,921,659)		39,810,615
OTHER ASSETS LESS LIABILITIES-(3.28)%		(1,265,649)
NET ASSETS-100.00%		$38,544,966

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $1,168,396, which represented 3.03% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,491,216	$(2,452,215)	$-	$-	$39,001	$700
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	332,157	1,672,574	(1,607,911)	-	-	396,820	4,216*
Invesco Private Prime Fund	854,119	4,281,227	(4,115,328)	71	59	1,020,148	11,331*
Total	$1,186,276	$8,445,017	$(8,175,454)	$71	$59	$1,455,969	$16,247

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-10.28%
Activision Blizzard, Inc.	2,846	$210,462
Alphabet, Inc., Class A(b)	66,885	6,754,716
Altice USA, Inc., Class A(b)(c)	17,918	81,706
AT&T, Inc.	179,394	3,458,716
Charter Communications, Inc., Class A(b)	2,153	842,447
Comcast Corp., Class A	51,868	1,900,444
DISH Network Corp., Class A(b)	10,958	175,876
Electronic Arts, Inc.	1,379	180,346
Fox Corp., Class A	7,458	242,012
IAC, Inc.(b)	724	37,568
Interpublic Group of Cos., Inc. (The)	4,474	153,727
Liberty Broadband Corp., Class C(b)	1,841	167,273
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	951	57,954
Lumen Technologies, Inc.(c)	37,532	205,300
Meta Platforms, Inc., Class A(b)	21,674	2,559,700
Netflix, Inc.(b)	1,376	420,409
News Corp., Class A	7,466	142,974
Nexstar Media Group, Inc., Class A(c)	525	99,519
Omnicom Group, Inc.	2,413	192,461
Paramount Global, Class B(c)	9,586	192,487
Telephone & Data Systems, Inc.	4,942	52,089
T-Mobile US, Inc.(b)	4,737	717,466
Verizon Communications, Inc.	52,887	2,061,535
Walt Disney Co. (The)(b)	9,336	913,714
Warner Bros Discovery, Inc.(b)	10,833	123,496
		21,944,397
Consumer Discretionary-11.62%
Adient PLC(b)	2,198	85,590
Advance Auto Parts, Inc.	834	125,926
Airbnb, Inc., Class A(b)	1,099	112,252
Amazon.com, Inc.(b)	31,680	3,058,387
Aptiv PLC(b)	1,608	171,525
Aramark(c)	2,625	109,200
Asbury Automotive Group, Inc.(b)(c)	438	82,178
Autoliv, Inc. (Sweden)	1,018	89,991
AutoNation, Inc.(b)(c)	1,422	176,200
AutoZone, Inc.(b)	168	433,272
Bath & Body Works, Inc.	3,830	162,775
Bed Bath & Beyond, Inc.(b)(c)	4,282	14,559
Best Buy Co., Inc.	5,391	459,852
Booking Holdings, Inc.(b)	68	141,403
BorgWarner, Inc.	3,563	151,463
Brunswick Corp.	887	65,815
Burlington Stores, Inc.(b)(c)	449	87,860
Caesars Entertainment, Inc.(b)	1,360	69,102
Capri Holdings Ltd.(b)	1,497	85,853
CarMax, Inc.(b)(c)	1,350	93,636
Chipotle Mexican Grill, Inc.(b)	65	105,752
D.R. Horton, Inc.	3,493	300,398
Dana, Inc.	3,605	63,484
Darden Restaurants, Inc.	922	135,525
Dick’s Sporting Goods, Inc.	1,953	233,540
Dillard’s, Inc., Class A(c)	239	85,968
Dollar General Corp.	2,196	561,473
Dollar Tree, Inc.(b)	1,958	294,268
Domino’s Pizza, Inc.	200	77,746
eBay, Inc.	9,436	428,772
Expedia Group, Inc.(b)	1,251	133,657
Foot Locker, Inc.	3,024	120,355
Ford Motor Co.	102,049	1,418,481
	Shares	Value
Consumer Discretionary-(continued)
Gap, Inc. (The)	5,939	$86,353
Garmin Ltd.	872	81,087
General Motors Co.	39,096	1,585,734
Genuine Parts Co.	1,366	250,429
Goodyear Tire & Rubber Co. (The)(b)	10,693	119,976
Group 1 Automotive, Inc.	579	111,944
Hanesbrands, Inc.(c)	4,919	33,056
Harley-Davidson, Inc.	2,065	97,323
Hasbro, Inc.	1,029	64,642
Home Depot, Inc. (The)	6,482	2,100,103
Kohl’s Corp.	5,071	162,678
Lear Corp.	1,037	149,577
Lennar Corp., Class A	4,712	413,855
Lithia Motors, Inc., Class A	510	122,048
LKQ Corp.	3,289	178,691
Lowe’s Cos., Inc.	6,858	1,457,668
lululemon athletica, inc.(b)	283	107,628
Macy’s, Inc.	9,744	228,984
Marriott International, Inc., Class A	451	74,573
McDonald’s Corp.	2,156	588,135
MercadoLibre, Inc. (Brazil)(b)	78	72,617
MGM Resorts International	3,833	141,284
Mohawk Industries, Inc.(b)	1,021	103,458
Murphy USA, Inc.	396	117,141
Newell Brands, Inc.	5,810	75,356
NIKE, Inc., Class B	5,221	572,692
NVR, Inc.(b)	32	148,448
ODP Corp. (The)(b)	1,543	74,265
O’Reilly Automotive, Inc.(b)	458	395,959
Penn Entertainment, Inc.(b)(c)	1,951	68,656
Penske Automotive Group, Inc.(c)	601	75,996
Polaris, Inc.	852	97,179
PulteGroup, Inc.	3,914	175,269
PVH Corp.	1,506	101,173
Qurate Retail, Inc., Class A(b)(c)	43,929	103,233
Ralph Lauren Corp.	730	82,578
Ross Stores, Inc.	2,660	313,002
Service Corp. International	1,252	89,455
Signet Jewelers Ltd.(c)	1,309	85,085
Starbucks Corp.	5,262	537,776
Tapestry, Inc.	3,175	119,920
Target Corp.	6,683	1,116,529
Taylor Morrison Home Corp., Class A(b)	2,426	73,726
Tempur Sealy International, Inc.(c)	2,934	93,213
Tesla, Inc.(b)	2,329	453,456
Thor Industries, Inc.(c)	1,174	101,128
TJX Cos., Inc. (The)	7,507	600,935
Toll Brothers, Inc.	2,220	106,360
Tractor Supply Co.	763	172,675
Tri Pointe Homes, Inc.(b)	2,698	49,751
Ulta Beauty, Inc.(b)	364	169,202
VF Corp.	2,475	81,230
Wayfair, Inc., Class A(b)(c)	1,321	48,401
Whirlpool Corp.(c)	1,291	189,170
Williams-Sonoma, Inc.(c)	1,157	135,253
Yum! Brands, Inc.	918	118,110
		24,810,423
Consumer Staples-9.19%
Albertsons Cos., Inc., Class A	3,492	73,157
Altria Group, Inc.	13,424	625,290
Archer-Daniels-Midland Co.	7,018	684,255
BJ’s Wholesale Club Holdings, Inc.(b)	1,828	137,539
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Brown-Forman Corp., Class B	1,174	$85,725
Bunge Ltd.	1,693	177,494
Campbell Soup Co.	1,609	86,355
Casey’s General Stores, Inc.	382	92,834
Church & Dwight Co., Inc.	1,095	89,648
Clorox Co. (The)	899	133,636
Coca-Cola Co. (The)	16,971	1,079,525
Colgate-Palmolive Co.	4,371	338,665
Conagra Brands, Inc.	5,563	211,283
Constellation Brands, Inc., Class A	1,089	280,254
Costco Wholesale Corp.	3,448	1,859,334
Darling Ingredients, Inc.(b)	806	57,895
Estee Lauder Cos., Inc. (The), Class A	1,209	285,070
General Mills, Inc.	4,555	388,542
Herbalife Nutrition Ltd.(b)	3,513	61,548
Hershey Co. (The)	806	189,547
Hormel Foods Corp.	2,946	138,462
Ingredion, Inc.	723	70,832
JM Smucker Co. (The)	1,306	201,137
Kellogg Co.	2,446	178,436
Keurig Dr Pepper, Inc.	5,242	202,708
Kimberly-Clark Corp.	1,999	271,124
Kraft Heinz Co. (The)	14,377	565,735
Kroger Co. (The)	17,706	870,958
McCormick & Co., Inc.	1,066	90,802
Molson Coors Beverage Co., Class B	3,280	180,761
Mondelez International, Inc., Class A	9,811	663,322
Monster Beverage Corp.(b)	733	75,396
PepsiCo, Inc.	6,423	1,191,531
Performance Food Group Co.(b)	3,807	232,151
Philip Morris International, Inc.	7,431	740,648
Post Holdings, Inc.(b)	906	84,811
Procter & Gamble Co. (The)	14,754	2,200,707
Rite Aid Corp.(b)(c)	17,464	88,542
Sysco Corp.	4,001	346,127
Tyson Foods, Inc., Class A	5,187	343,794
United Natural Foods, Inc.(b)	3,562	169,836
US Foods Holding Corp.(b)	4,597	168,158
Walgreens Boots Alliance, Inc.	18,914	784,931
Walmart, Inc.	18,471	2,815,350
		19,613,855
Energy-7.95%
Antero Resources Corp.(b)	2,240	81,872
APA Corp.	2,835	132,820
Baker Hughes Co., Class A	7,019	203,691
Cheniere Energy, Inc.	936	164,137
Chesapeake Energy Corp.	714	73,899
Chevron Corp.	15,255	2,796,394
ConocoPhillips	9,491	1,172,233
Coterra Energy, Inc.	3,254	90,819
Devon Energy Corp.	2,859	195,899
Diamondback Energy, Inc.	1,506	222,918
EOG Resources, Inc.	3,897	553,101
EQT Corp.	2,481	105,219
Exxon Mobil Corp.	41,389	4,608,251
Halliburton Co.	4,042	153,151
Hess Corp.	1,101	158,445
HF Sinclair Corp.	1,955	121,875
Kinder Morgan, Inc.	24,265	463,947
Marathon Oil Corp.	6,624	202,893
Marathon Petroleum Corp.	9,543	1,162,433
Murphy Oil Corp.	1,926	90,907
	Shares	Value
Energy-(continued)
NOV, Inc.	3,777	$84,831
Occidental Petroleum Corp.	7,373	512,350
ONEOK, Inc.	3,743	250,482
Ovintiv, Inc.	2,931	163,433
PBF Energy, Inc., Class A	3,085	122,691
PDC Energy, Inc.	921	68,449
Phillips 66	7,660	830,650
Pioneer Natural Resources Co.	1,347	317,879
Schlumberger Ltd.	7,650	394,358
Targa Resources Corp.	2,160	160,682
TechnipFMC PLC (United Kingdom)(b)(c)	9,000	111,600
Valero Energy Corp.	5,512	736,513
Williams Cos., Inc. (The)	8,822	306,123
World Fuel Services Corp.	5,281	150,245
		16,965,190
Financials-8.21%
Affiliated Managers Group, Inc.	660	105,877
Allstate Corp. (The)	5,601	749,974
American Express Co.	5,385	848,622
Aon PLC, Class A	1,083	333,867
Arthur J. Gallagher & Co.	923	183,779
Assurant, Inc.	843	108,089
Berkshire Hathaway, Inc., Class B(b)	22,206	7,074,832
Blackstone, Inc., Class A	4,270	390,833
Brown & Brown, Inc.	1,112	66,264
Cboe Global Markets, Inc.	848	107,560
Chubb Ltd.	5,262	1,155,483
Cincinnati Financial Corp.	1,463	162,334
Credit Acceptance Corp.(b)(c)	113	53,557
Equitable Holdings, Inc.	6,124	194,376
Evercore, Inc., Class A	489	56,323
Everest Re Group Ltd.	641	216,620
Fidelity National Financial, Inc.	5,703	230,173
First American Financial Corp.	1,906	104,163
Franklin Resources, Inc.	3,686	98,822
Hanover Insurance Group, Inc. (The)	541	79,689
Hartford Financial Services Group, Inc. (The)	5,788	442,030
Invesco Ltd.(d)	8,216	157,008
Janus Henderson Group PLC	3,360	84,974
Kemper Corp.	1,482	84,355
Lazard Ltd., Class A	1,773	64,910
LPL Financial Holdings, Inc.	311	73,617
Markel Corp.(b)	146	193,427
Marsh & McLennan Cos., Inc.	2,185	378,398
Moody’s Corp.	543	161,961
MSCI, Inc.	146	74,143
Nasdaq, Inc.	2,160	147,874
Old Republic International Corp.	6,630	162,435
OneMain Holdings, Inc.	3,754	147,757
Progressive Corp. (The)	5,988	791,314
Rocket Cos., Inc., Class A(c)	26,930	223,519
S&P Global, Inc.	722	254,722
StoneX Group, Inc.(b)	2,999	304,308
T. Rowe Price Group, Inc.	2,060	257,315
Travelers Cos., Inc. (The)	3,771	715,773
Virtu Financial, Inc., Class A	2,678	59,398
W.R. Berkley Corp.	1,778	135,626
Willis Towers Watson PLC	1,193	293,669
		17,529,770
Health Care-16.51%
Abbott Laboratories	8,052	866,234

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
AbbVie, Inc.	9,311	$1,500,747
Agilent Technologies, Inc.	1,209	187,371
Align Technology, Inc.(b)	266	52,312
AmerisourceBergen Corp.	4,721	805,827
Amgen, Inc.	3,621	1,037,054
Avantor, Inc.(b)	2,189	48,771
Baxter International, Inc.	3,113	175,978
Becton, Dickinson and Co.	1,860	463,772
Biogen, Inc.(b)	1,625	495,901
BioNTech SE, ADR (Germany)	871	145,474
Boston Scientific Corp.(b)	5,541	250,841
Bristol-Myers Squibb Co.	17,902	1,437,173
Cardinal Health, Inc.	14,455	1,158,857
Centene Corp.(b)	9,809	853,873
Cigna Corp.	6,062	1,993,731
Cooper Cos., Inc. (The)	199	62,954
CVS Health Corp.	23,881	2,432,996
Danaher Corp.	2,180	596,034
DaVita, Inc.(b)	1,993	146,944
DENTSPLY SIRONA, Inc.	2,037	61,640
Edwards Lifesciences Corp.(b)	1,239	95,713
Elanco Animal Health, Inc.(b)	2,903	37,362
Elevance Health, Inc.	2,478	1,320,576
Eli Lilly and Co.	1,802	668,686
Encompass Health Corp.	892	52,164
Enhabit, Inc.(b)	465	6,654
Gilead Sciences, Inc.	11,227	986,067
HCA Healthcare, Inc.	2,674	642,348
Henry Schein, Inc.(b)	1,245	100,745
Hologic, Inc.(b)	1,709	130,157
Horizon Therapeutics PLC(b)	734	73,613
Humana, Inc.	1,361	748,414
IDEXX Laboratories, Inc.(b)	165	70,269
Illumina, Inc.(b)	435	94,865
Intuitive Surgical, Inc.(b)	681	184,136
IQVIA Holdings, Inc.(b)	929	202,541
Jazz Pharmaceuticals PLC(b)	397	62,293
Johnson & Johnson	12,475	2,220,550
Laboratory Corp. of America Holdings	1,035	249,124
McKesson Corp.	3,983	1,520,231
Medtronic PLC	8,599	679,665
Merck & Co., Inc.	11,935	1,314,282
Mettler-Toledo International, Inc.(b)	66	96,991
Moderna, Inc.(b)	2,550	448,570
Molina Healthcare, Inc.(b)	632	212,839
PerkinElmer, Inc.	629	87,890
Perrigo Co. PLC	1,803	58,111
Pfizer, Inc.	37,368	1,873,258
Quest Diagnostics, Inc.	1,810	274,812
Regeneron Pharmaceuticals, Inc.(b)	641	481,840
ResMed, Inc.	310	71,362
STERIS PLC	325	60,366
Stryker Corp.	1,168	273,184
Syneos Health, Inc.(b)	872	30,764
Tenet Healthcare Corp.(b)	2,018	93,191
Thermo Fisher Scientific, Inc.	1,385	775,905
UnitedHealth Group, Inc.	5,650	3,094,844
Universal Health Services, Inc., Class B	1,298	169,843
Vertex Pharmaceuticals, Inc.(b)	848	268,307
Viatris, Inc.	23,492	259,117
Waters Corp.(b)	165	57,189
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	1,326	$159,253
Zoetis, Inc.	1,042	160,614
		35,243,189
Industrials-10.02%
3M Co.	4,721	594,704
A.O. Smith Corp.	1,061	64,445
AECOM	1,969	167,365
AGCO Corp.	750	99,540
AMETEK, Inc.	884	125,899
Avis Budget Group, Inc.(b)(c)	820	183,352
Boise Cascade Co.	750	55,530
Booz Allen Hamilton Holding Corp.(c)	1,076	114,486
Builders FirstSource, Inc.(b)	2,592	165,707
C.H. Robinson Worldwide, Inc.	1,343	134,595
CACI International, Inc., Class A(b)	300	93,690
Carlisle Cos., Inc.	287	75,513
Carrier Global Corp.	5,346	236,935
Caterpillar, Inc.	3,461	818,215
Cintas Corp.	386	178,247
Copart, Inc.(b)	966	64,297
CoStar Group, Inc.(b)	943	76,421
CSX Corp.	13,187	431,083
Cummins, Inc.	1,539	386,535
Deere & Co.	1,834	808,794
Dover Corp.	798	113,276
Eaton Corp. PLC	2,335	381,656
EMCOR Group, Inc.	709	109,824
Emerson Electric Co.	3,634	348,028
Equifax, Inc.	443	87,435
Expeditors International of Washington, Inc.	1,158	134,397
Fastenal Co.	2,014	103,741
FedEx Corp.	3,722	678,223
Fluor Corp.(b)(c)	2,279	76,597
Fortive Corp.	1,953	131,925
Fortune Brands Home & Security, Inc.	1,362	88,993
General Dynamics Corp.	2,448	617,851
General Electric Co.	8,596	738,998
Honeywell International, Inc.	3,751	823,532
Howmet Aerospace, Inc.	2,041	76,884
Hubbell, Inc.	301	76,472
Huntington Ingalls Industries, Inc.	442	102,526
Illinois Tool Works, Inc.	1,263	287,295
Ingersoll Rand, Inc.	2,663	143,722
J.B. Hunt Transport Services, Inc.	521	95,807
Jacobs Solutions, Inc.	917	116,037
Johnson Controls International PLC	7,447	494,779
Knight-Swift Transportation Holdings, Inc.	2,061	114,241
L3Harris Technologies, Inc.	2,048	465,060
Leidos Holdings, Inc.	1,184	129,447
Lennox International, Inc.	257	66,931
Lockheed Martin Corp.	1,936	939,328
ManpowerGroup, Inc.	1,477	129,267
Masco Corp.	2,020	102,576
MDU Resources Group, Inc.	2,598	81,811
Norfolk Southern Corp.	1,866	478,629
Northrop Grumman Corp.	1,135	605,284
Old Dominion Freight Line, Inc.	373	112,874
Oshkosh Corp.	951	87,559
Otis Worldwide Corp.	1,739	135,799
Owens Corning	1,466	130,239
PACCAR, Inc.	3,219	340,924
Parker-Hannifin Corp.	832	248,718

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Pentair PLC	1,144	$52,361
Quanta Services, Inc.	909	136,241
Raytheon Technologies Corp.	12,035	1,188,095
Republic Services, Inc.	1,059	147,508
Robert Half International, Inc.	730	57,509
Rockwell Automation, Inc.(c)	525	138,715
RXO, Inc.(b)	1,500	28,500
Ryder System, Inc.	1,502	140,422
Schneider National, Inc., Class B	2,585	66,590
Science Applications International Corp.	837	92,162
Snap-on, Inc.	471	113,323
Stanley Black & Decker, Inc.	1,983	162,051
Textron, Inc.	2,589	184,803
Toro Co. (The)	719	79,802
Trane Technologies PLC	1,509	269,236
TransUnion	677	42,705
Uber Technologies, Inc.(b)	4,242	123,612
Union Pacific Corp.	3,983	866,024
United Parcel Service, Inc., Class B	5,903	1,119,976
United Rentals, Inc.(b)	609	214,995
Univar Solutions, Inc.(b)	1,995	66,094
Verisk Analytics, Inc.	544	99,938
W.W. Grainger, Inc.	288	173,681
Wabtec Corp.	1,564	158,105
Waste Connections, Inc.	1,106	159,817
Waste Management, Inc.	1,991	333,931
Watsco, Inc.(c)	228	61,327
WESCO International, Inc.(b)	741	95,530
XPO Logistics, Inc.(b)(c)	1,626	62,796
Xylem, Inc.	858	96,396
		21,404,283
Information Technology-19.97%
Accenture PLC, Class A	3,079	926,563
Adobe, Inc.(b)	1,361	469,450
Advanced Micro Devices, Inc.(b)	2,812	218,296
Akamai Technologies, Inc.(b)	1,044	99,034
Amdocs Ltd.	1,269	112,763
Amkor Technology, Inc.	3,123	87,506
Amphenol Corp., Class A	2,244	180,485
Analog Devices, Inc.	2,414	414,991
ANSYS, Inc.(b)	227	57,726
Apple, Inc.	71,692	10,612,567
Applied Materials, Inc.	5,131	562,358
Arista Networks, Inc.(b)	604	84,137
Arrow Electronics, Inc.(b)	1,845	200,625
Autodesk, Inc.(b)	600	121,170
Automatic Data Processing, Inc.	1,601	422,888
Avnet, Inc.	2,455	110,892
Block, Inc., Class A(b)(c)	1,379	93,455
Broadcom, Inc.	1,950	1,074,508
Broadridge Financial Solutions, Inc.	435	64,863
Cadence Design Systems, Inc.(b)	623	107,181
CDW Corp.	1,173	221,275
Ciena Corp.(b)(c)	1,115	50,130
Cisco Systems, Inc.	32,263	1,604,116
Cognizant Technology Solutions Corp., Class A	4,247	264,206
Corning, Inc.	7,578	258,637
Dell Technologies, Inc., Class C	18,483	827,854
Dropbox, Inc., Class A(b)	3,620	85,287
DXC Technology Co.(b)	4,245	125,949
F5, Inc.(b)	430	66,482
Fair Isaac Corp.(b)	151	93,578
	Shares	Value
Information Technology-(continued)
Fiserv, Inc.(b)	4,644	$484,648
FleetCor Technologies, Inc.(b)	443	86,917
Flex Ltd.(b)	10,521	231,252
Fortinet, Inc.(b)	1,322	70,278
Gartner, Inc.(b)	459	160,820
Gen Digital, Inc.	2,473	56,780
Genpact Ltd.	1,322	60,957
GoDaddy, Inc., Class A(b)	891	70,505
Hewlett Packard Enterprise Co.	27,160	455,745
HP, Inc.(c)	21,188	636,488
Intel Corp.	54,446	1,637,191
International Business Machines Corp.	8,708	1,296,621
Intuit, Inc.	832	339,115
Jabil, Inc.	3,043	219,674
Juniper Networks, Inc.	3,319	110,324
Keysight Technologies, Inc.(b)	824	149,053
KLA Corp.	620	243,753
Lam Research Corp.	792	374,125
Marvell Technology, Inc.	2,520	117,230
Mastercard, Inc., Class A	2,147	765,191
Microchip Technology, Inc.	2,212	175,168
Micron Technology, Inc.	10,753	619,910
Microsoft Corp.	23,405	5,971,552
Motorola Solutions, Inc.	624	169,853
NCR Corp.(b)	1,934	46,165
NetApp, Inc.	1,576	106,553
NVIDIA Corp.	3,124	528,675
ON Semiconductor Corp.(b)	1,619	121,749
Oracle Corp.	15,697	1,303,322
Palo Alto Networks, Inc.(b)	688	116,891
Paychex, Inc.	888	110,139
PayPal Holdings, Inc.(b)	6,795	532,796
Qorvo, Inc.(b)	1,118	110,962
QUALCOMM, Inc.	5,965	754,513
Roper Technologies, Inc.	372	163,267
salesforce.com, inc.(b)	3,474	556,708
Seagate Technology Holdings PLC	2,812	148,952
ServiceNow, Inc.(b)	286	119,062
Skyworks Solutions, Inc.	1,305	124,784
SS&C Technologies Holdings, Inc.	1,758	94,510
Synopsys, Inc.(b)	419	142,267
TD SYNNEX Corp.	720	73,656
TE Connectivity Ltd. (Switzerland)	2,135	269,266
Teledyne Technologies, Inc.(b)	167	70,157
Teradyne, Inc.	738	68,966
Texas Instruments, Inc.	3,388	611,398
Trimble, Inc.(b)	969	57,898
Twilio, Inc., Class A(b)(c)	652	31,961
Visa, Inc., Class A(c)	6,486	1,407,462
VMware, Inc., Class A(b)	2,685	326,201
Western Digital Corp.(b)	3,366	123,700
Western Union Co. (The)(c)	4,723	69,239
Workday, Inc., Class A(b)	491	82,439
Xerox Holdings Corp.	6,697	109,228
Zebra Technologies Corp., Class A(b)	229	61,894
Zoom Video Communications, Inc., Class A(b)	838	63,210
		42,630,112
Materials-4.04%
Air Products and Chemicals, Inc.	1,157	358,855
Albemarle Corp.	302	83,953
Alcoa Corp.	1,381	69,230
Amcor PLC	14,132	174,530

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Ashland, Inc.	595	$66,563
Avery Dennison Corp.	540	104,398
Ball Corp.	2,229	125,002
Berry Global Group, Inc.	2,029	118,899
Celanese Corp.	1,038	111,377
CF Industries Holdings, Inc.	1,342	145,191
Chemours Co. (The)	1,592	49,432
Cleveland-Cliffs, Inc.(b)(c)	6,799	105,249
Corteva, Inc.	5,714	383,752
Crown Holdings, Inc.	1,253	103,009
Dow, Inc.	8,911	454,194
DuPont de Nemours, Inc.	6,782	478,199
Eastman Chemical Co.	1,567	135,734
Ecolab, Inc.	959	143,687
FMC Corp.	678	88,574
Freeport-McMoRan, Inc.	9,770	388,846
Graphic Packaging Holding Co.	3,377	77,603
Huntsman Corp.	2,259	62,755
International Flavors & Fragrances, Inc.	1,587	167,936
International Paper Co.	5,560	206,387
Linde PLC (United Kingdom)	2,934	987,232
Louisiana-Pacific Corp.(c)	1,712	109,226
LyondellBasell Industries N.V., Class A	3,338	283,763
Martin Marietta Materials, Inc.	296	108,478
Mosaic Co. (The)	3,070	157,491
Newmont Corp.	6,051	287,241
Nucor Corp.	3,770	565,312
Olin Corp.	1,506	85,812
Packaging Corp. of America	669	90,910
PPG Industries, Inc.	1,549	209,456
Reliance Steel & Aluminum Co.	700	147,903
RPM International, Inc.	729	75,539
Sealed Air Corp.	1,087	57,861
Sherwin-Williams Co. (The)	1,311	326,675
Sonoco Products Co.	1,102	67,630
Steel Dynamics, Inc.	2,302	239,247
Ternium S.A., ADR (Mexico)	4,466	140,634
United States Steel Corp.	7,342	193,021
Vulcan Materials Co.	628	115,131
WestRock Co.	4,865	184,481
		8,636,398
Real Estate-0.48%
CBRE Group, Inc., Class A(b)(c)	2,431	193,508
Equinix, Inc.	263	181,641
Iron Mountain, Inc.	1,413	76,768
Jones Lang LaSalle, Inc.(b)	673	113,178
Public Storage	724	215,723
SBA Communications Corp., Class A	304	90,987
Weyerhaeuser Co.	4,702	153,803
		1,025,608
	Shares	Value
Utilities-1.47%
AES Corp. (The)	6,608	$191,103
Alliant Energy Corp.	1,240	69,812
CenterPoint Energy, Inc.	3,680	114,485
CMS Energy Corp.	1,926	117,621
Consolidated Edison, Inc.	2,844	278,826
DTE Energy Co.	2,020	234,340
Edison International	2,844	189,581
Entergy Corp.	1,888	219,518
Eversource Energy	2,403	199,112
Exelon Corp.	10,583	437,819
FirstEnergy Corp.	4,653	191,890
NiSource, Inc.	3,349	93,571
NRG Energy, Inc.	3,340	141,783
UGI Corp.	2,204	85,185
Vistra Corp.	5,380	130,895
WEC Energy Group, Inc.	1,990	197,288
Xcel Energy, Inc.	3,486	244,787
		3,137,616
Total Common Stocks & Other Equity Interests (Cost $205,100,762)		212,940,841
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $146,026)	146,026	146,026
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $205,246,788)		213,086,867
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.32%
Invesco Private Government Fund, 3.83%(d)(e)(f)	1,383,424	1,383,424
Invesco Private Prime Fund, 4.15%(d)(e)(f)	3,555,752	3,556,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,939,507)		4,939,887
TOTAL INVESTMENTS IN SECURITIES-102.13% (Cost $210,186,295)		218,026,754
OTHER ASSETS LESS LIABILITIES-(2.13)%		(4,538,853)
NET ASSETS-100.00%		$213,487,901

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$103,448	$36,447	$(3,998)	$21,587	$(476)	$157,008	$1,450
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	56,869	1,592,641	(1,503,484)	-	-	146,026	1,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,578,393	3,508,070	(3,703,039)	-	-	1,383,424	10,292*
Invesco Private Prime Fund	4,058,724	7,930,700	(8,433,166)	351	(146)	3,556,463	27,877*
Total	$5,797,434	$13,067,858	$(13,643,687)	$21,938	$(622)	$5,242,921	$40,664

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-4.19%
Advantage Solutions, Inc.(b)(c)	6,480	$16,070
AMC Networks, Inc., Class A(b)	2,798	55,848
Angi, Inc., Class A(b)	15,192	33,878
ATN International, Inc.	593	28,707
Audacy, Inc.(b)	20,432	5,866
Bandwidth, Inc., Class A(b)	883	20,185
Cable One, Inc.	103	74,602
Cardlytics, Inc.(b)	467	2,097
Cargurus, Inc.(b)	1,676	21,922
Cars.com, Inc.(b)	3,309	48,907
Cinemark Holdings, Inc.(b)(c)	1,103	15,012
Cogent Communications Holdings, Inc.	710	41,216
Consolidated Communications Holdings, Inc.(b)	6,489	29,979
E.W. Scripps Co. (The), Class A(b)	5,173	77,492
EchoStar Corp., Class A(b)(c)	9,499	165,283
Eventbrite, Inc., Class A(b)(c)	1,295	9,441
EverQuote, Inc., Class A(b)	703	7,592
Frontier Communications Parent, Inc.(b)(c)	6,425	165,572
Globalstar, Inc.(b)	7,293	13,857
Gravity Co. Ltd., ADR (South Korea)(b)	214	8,885
Gray Television, Inc.	6,692	78,296
iHeartMedia, Inc., Class A(b)	8,001	64,328
Iridium Communications, Inc.(b)	2,600	138,060
John Wiley & Sons, Inc., Class A	2,066	97,949
Liberty Latin America Ltd., Class A (Chile)(b)	8,988	69,567
Lions Gate Entertainment Corp., Class A(b)(c)	5,883	44,946
Live Nation Entertainment, Inc.(b)	1,169	85,056
Madison Square Garden Entertainment Corp.(b)(c)	1,109	53,365
Madison Square Garden Sports Corp., Class A	10	1,628
Magnite, Inc.(b)(c)	2,484	27,597
Manchester United PLC, Class A (United Kingdom)(c)	2,995	66,190
Marcus Corp. (The)(c)	1,100	17,864
Match Group, Inc.(b)	1,805	91,261
MediaAlpha, Inc., Class A(b)	1,166	13,840
New York Times Co. (The), Class A	3,171	116,217
Pinterest, Inc., Class A(b)	6,712	170,619
QuinStreet, Inc.(b)	1,789	25,458
Roku, Inc., Class A(b)(c)	1,292	76,706
Scholastic Corp.	2,016	82,898
Shutterstock, Inc.	665	35,790
Sinclair Broadcast Group, Inc., Class A	6,896	127,990
Sirius XM Holdings, Inc.(c)	21,819	141,605
Skillz, Inc., (Acquired 06/17/2022 - 11/30/2022; Cost $2,077)(b)(d)	1,575	1,542
Snap, Inc., Class A(b)	4,612	47,550
Take-Two Interactive Software, Inc.(b)	1,720	181,787
TechTarget, Inc.(b)	218	9,954
TEGNA, Inc.	8,982	177,305
Trade Desk, Inc. (The), Class A(b)	1,871	97,554
TripAdvisor, Inc.(b)	1,386	28,261
TrueCar, Inc.(b)	7,233	18,010
United States Cellular Corp.(b)(c)	2,691	57,211
Warner Music Group Corp., Class A	5,618	192,529
WideOpenWest, Inc.(b)(c)	1,067	11,075
World Wrestling Entertainment, Inc., Class A(c)	1,355	108,237
Yelp, Inc.(b)	3,205	99,195
Ziff Davis, Inc.(b)	1,735	160,071
ZoomInfo Technologies, Inc., Class A(b)	1,522	43,529
		3,703,451
	Shares	Value
Consumer Discretionary-17.37%
1-800-Flowers.com, Inc., Class A(b)(c)	6,205	$52,494
2U, Inc.(b)	3,399	27,294
Aaron’s Co., Inc. (The)	3,621	44,140
Abercrombie & Fitch Co., Class A(b)	5,500	131,890
Academy Sports & Outdoors, Inc.(c)	6,097	307,777
Accel Entertainment, Inc.(b)	1,484	12,688
Acushnet Holdings Corp.	1,278	58,085
ADT, Inc.	12,116	113,163
Adtalem Global Education, Inc.(b)	2,718	113,069
American Axle & Manufacturing Holdings, Inc.(b)	21,826	227,209
American Eagle Outfitters, Inc.(c)	11,093	175,491
American Public Education, Inc.(b)	1,281	16,461
America’s Car-Mart, Inc.(b)(c)	220	16,007
Arko Corp.	6,514	61,427
Bally’s Corp.(b)(c)	1,686	42,150
Beazer Homes USA, Inc.(b)	3,995	54,532
Big Lots, Inc.(c)	6,963	135,779
Biglari Holdings, Inc., Class B(b)	105	15,105
BJ’s Restaurants, Inc.(b)(c)	1,228	39,394
Bloomin’ Brands, Inc.	5,014	112,915
Bluegreen Vacations Holding Corp.	484	10,430
Boot Barn Holdings, Inc.(b)	606	40,814
Boyd Gaming Corp.	2,277	139,648
Bright Horizons Family Solutions, Inc.(b)	1,300	96,460
Brinker International, Inc.(b)(c)	3,136	104,899
Buckle, Inc. (The)(c)	2,273	99,898
Caleres, Inc.(c)	2,768	66,875
Camping World Holdings, Inc., Class A(c)	6,669	183,598
Carter’s, Inc.	1,985	144,984
Cato Corp. (The), Class A	2,233	23,223
Cavco Industries, Inc.(b)	230	52,815
Century Communities, Inc.	1,916	92,275
Cheesecake Factory, Inc. (The)(c)	2,732	95,729
Chegg, Inc.(b)	6,229	185,873
Chewy, Inc., Class A(b)(c)	4,897	211,208
Chico’s FAS, Inc.(b)	6,971	40,920
Children’s Place, Inc. (The)(b)(c)	1,005	35,678
Choice Hotels International, Inc.(c)	323	39,800
Churchill Downs, Inc.	522	115,863
Chuy’s Holdings, Inc.(b)(c)	936	29,662
Citi Trends, Inc.(b)	1,772	53,550
Columbia Sportswear Co.	1,173	105,089
Conn’s, Inc.(b)(c)	3,926	39,103
Cracker Barrel Old Country Store, Inc.(c)	1,032	118,474
Crocs, Inc.(b)(c)	3,791	382,891
Dave & Buster’s Entertainment, Inc.(b)	889	35,258
Deckers Outdoor Corp.(b)	676	269,643
Denny’s Corp.(b)	1,189	14,910
Designer Brands, Inc., Class A	4,008	61,322
Dine Brands Global, Inc.	396	29,538
DoorDash, Inc., Class A(b)(c)	2,281	132,868
Dorman Products, Inc.(b)	571	51,184
DraftKings, Inc., Class A(b)(c)	3,671	56,240
El Pollo Loco Holdings, Inc.	1,879	20,481
Ethan Allen Interiors, Inc.	1,667	47,426
Etsy, Inc.(b)(c)	2,481	327,715
Everi Holdings, Inc.(b)	2,476	41,399
Express, Inc.(b)	6,973	9,902
Five Below, Inc.(b)(c)	887	142,683
Fiverr International Ltd.(b)	334	11,747
Floor & Decor Holdings, Inc., Class A(b)(c)	1,730	129,110
Fossil Group, Inc.(b)	5,735	27,356
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Fox Factory Holding Corp.(b)(c)	586	$62,175
Franchise Group, Inc.(c)	1,473	38,372
frontdoor, inc.(b)(c)	2,025	47,324
Funko, Inc., Class A(b)(c)	1,324	12,578
GameStop Corp., Class A(b)(c)	4,227	110,790
Genesco, Inc.(b)(c)	1,379	71,984
Genius Sports Ltd. (United Kingdom)(b)(c)	2,231	11,423
Gentex Corp.	6,773	195,740
Gentherm, Inc.(b)	711	50,900
G-III Apparel Group Ltd.(b)	3,398	73,499
Golden Entertainment, Inc.(b)	731	32,391
GoPro, Inc., Class A(b)	6,972	38,207
Graham Holdings Co., Class B	305	196,322
Grand Canyon Education, Inc.(b)	2,160	244,231
Green Brick Partners, Inc.(b)	1,222	29,548
Groupon, Inc.(b)(c)	1,033	8,605
GrowGeneration Corp.(b)(c)	2,210	15,006
Guess?, Inc.	2,813	58,398
H&R Block, Inc.	3,282	143,456
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 11/30/2022; Cost $42,118)(d)	1,702	53,664
Helen of Troy Ltd.(b)	676	66,613
Hibbett, Inc.	1,899	126,587
Hilton Grand Vacations, Inc.(b)(c)	1,123	49,434
Hilton Worldwide Holdings, Inc.	402	57,333
Holley, Inc.(b)	578	1,584
Hooker Furnishings Corp.	1,235	21,007
Hyatt Hotels Corp., Class A(b)	1,490	149,477
Installed Building Products, Inc.	603	51,213
International Game Technology PLC	4,596	112,786
iRobot Corp.(b)	1,562	81,365
Jack in the Box, Inc.	723	52,273
Johnson Outdoors, Inc., Class A	417	23,586
KB Home	5,462	171,452
Kontoor Brands, Inc.	2,470	107,322
Lands’ End, Inc.(b)	1,524	17,617
Las Vegas Sands Corp.(b)	2,777	130,075
Laureate Education, Inc., Class A	13,534	141,836
La-Z-Boy, Inc.	3,613	98,382
LCI Industries	1,030	101,826
Leggett & Platt, Inc.(c)	5,482	195,214
Leslie’s, Inc.(b)(c)	2,291	33,449
Levi Strauss & Co., Class A(c)	13,166	217,634
LGI Homes, Inc.(b)(c)	1,010	100,333
Light & Wonder, Inc.(b)	881	57,062
Liquidity Services, Inc.(b)(c)	1,080	18,025
Lovesac Co. (The)(b)(c)	371	9,665
M.D.C. Holdings, Inc.	2,874	93,204
M/I Homes, Inc.(b)	2,227	100,616
Malibu Boats, Inc., Class A(b)(c)	696	40,166
MarineMax, Inc.(b)	2,178	71,939
Marriott Vacations Worldwide Corp.	1,298	193,376
Mattel, Inc.(b)	6,836	124,620
Meritage Homes Corp.(b)	1,928	166,598
Modine Manufacturing Co.(b)	5,426	114,868
Monarch Casino & Resort, Inc.(b)	287	24,352
Monro, Inc.	1,565	71,161
Motorcar Parts of America, Inc.(b)	1,403	15,812
Movado Group, Inc.	1,168	37,598
National Vision Holdings, Inc.(b)	3,116	126,073
NEOGAMES S.A. (Israel)(b)	69	953
	Shares	Value
Consumer Discretionary-(continued)
Noodles & Co.(b)	1,568	$8,640
Nordstrom, Inc.(c)	9,980	209,281
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	2,475	150,727
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	492	4,905
Overstock.com, Inc.(b)(c)	2,571	68,440
Oxford Industries, Inc.	577	65,120
Papa John’s International, Inc.(c)	1,194	99,412
Patrick Industries, Inc.	1,808	101,121
Peloton Interactive, Inc., Class A(b)(c)	1,196	13,610
Perdoceo Education Corp.(b)	4,726	67,818
Petco Health & Wellness Co., Inc.(b)(c)	6,981	77,070
PetMed Express, Inc.(c)	731	14,474
Planet Fitness, Inc., Class A(b)	72	5,642
Playa Hotels & Resorts N.V.(b)	1,869	11,494
PlayAGS, Inc.(b)	1,602	8,491
PLBY Group, Inc.(b)(c)	431	1,560
Pool Corp.	415	136,705
Porch Group, Inc.(b)	1,323	2,699
Purple Innovation, Inc.(b)	2,783	14,054
Quotient Technology, Inc.(b)	3,910	11,535
Red Rock Resorts, Inc., Class A	3,476	156,629
Rent-A-Center, Inc.(c)	5,926	142,757
Revolve Group, Inc.(b)	964	25,469
RH(b)(c)	473	135,671
Ruth’s Hospitality Group, Inc.	924	16,179
Sally Beauty Holdings, Inc.(b)(c)	8,168	96,056
SeaWorld Entertainment, Inc.(b)(c)	1,329	75,833
Shake Shack, Inc., Class A(b)	604	31,770
Shoe Carnival, Inc.	1,107	29,236
Six Flags Entertainment Corp.(b)	236	5,685
Skechers U.S.A., Inc., Class A(b)	5,384	227,043
Skyline Champion Corp.(b)	1,134	58,957
Sleep Number Corp.(b)(c)	2,830	82,778
Smith & Wesson Brands, Inc.	5,532	65,112
Sonic Automotive, Inc., Class A(c)	4,298	228,396
Sonos, Inc.(b)(c)	4,094	71,768
Standard Motor Products, Inc.	1,167	44,824
Steven Madden Ltd.	2,185	75,470
Stitch Fix, Inc., Class A(b)(c)	6,641	26,830
Stoneridge, Inc.(b)	929	22,008
Strategic Education, Inc.	1,420	116,156
Stride, Inc.(b)(c)	1,780	63,030
Sturm Ruger & Co., Inc.	797	43,779
Super Group (SGHC) Ltd. (Guernsey)(b)	1,369	4,367
Texas Roadhouse, Inc.	1,925	191,191
TopBuild Corp.(b)	732	112,787
Topgolf Callaway Brands Corp.(b)	6,373	133,514
Travel + Leisure Co.	2,110	82,016
Tupperware Brands Corp.(b)	5,815	26,923
Under Armour, Inc., Class A(b)(c)	20,280	202,800
Unifi, Inc.(b)	1,399	12,255
Universal Electronics, Inc.(b)	1,118	24,451
Urban Outfitters, Inc.(b)(c)	4,494	130,056
Vail Resorts, Inc.(c)	586	150,918
Vera Bradley, Inc.(b)	2,477	9,413
Vista Outdoor, Inc.(b)	2,685	75,099
Visteon Corp.(b)	639	93,805
Vivint Smart Home, Inc.(b)(c)	169	1,568
Vroom, Inc.(b)(c)	11,001	13,531
Wendy’s Co. (The)	7,104	160,266
Wingstop, Inc.	320	52,963
Winmark Corp.	67	16,080

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Winnebago Industries, Inc.(c)	2,528	$148,116
Wolverine World Wide, Inc.	4,286	48,003
WW International, Inc.(b)(c)	3,233	13,352
Wyndham Hotels & Resorts, Inc.	1,399	102,575
XPEL, Inc.(b)(e)	106	7,266
YETI Holdings, Inc.(b)(c)	1,194	53,599
Zumiez, Inc.(b)(c)	1,710	39,758
		15,365,616
Consumer Staples-4.95%
Alico, Inc.	134	4,145
Andersons, Inc. (The)	4,858	187,033
B&G Foods, Inc.(c)	4,030	53,518
Beauty Health Co. (The)(b)(c)	132	1,419
Boston Beer Co., Inc. (The), Class A(b)	200	76,874
Calavo Growers, Inc.	888	31,044
Cal-Maine Foods, Inc.(c)	1,179	68,712
Celsius Holdings, Inc.(b)(c)	17	1,893
Central Garden & Pet Co., Class A(b)	2,632	102,832
Chefs’ Warehouse, Inc. (The)(b)	792	30,769
Coca-Cola Consolidated, Inc.	165	81,147
Coty, Inc., Class A(b)	13,206	103,931
Edgewell Personal Care Co.	3,170	136,976
elf Beauty, Inc.(b)	681	37,428
Energizer Holdings, Inc.	3,223	109,872
Flowers Foods, Inc.	6,572	197,489
Fresh Del Monte Produce, Inc.	4,575	126,636
Freshpet, Inc.(b)(c)	366	24,529
Grocery Outlet Holding Corp.(b)(c)	2,436	73,738
Hain Celestial Group, Inc. (The)(b)(c)	5,723	107,249
Hostess Brands, Inc.(b)	4,227	111,593
Ingles Markets, Inc., Class A	1,867	188,754
Inter Parfums, Inc.	331	31,541
J&J Snack Foods Corp.	364	59,703
John B. Sanfilippo & Son, Inc.	513	43,446
Lamb Weston Holdings, Inc.	2,524	219,336
Lancaster Colony Corp.	572	118,484
Medifast, Inc.	364	45,882
MGP Ingredients, Inc.	201	25,137
Mission Produce, Inc.(b)	1,266	20,117
National Beverage Corp.(c)	505	26,023
Natural Grocers by Vitamin Cottage, Inc.	698	7,036
Nomad Foods Ltd. (United Kingdom)(b)(c)	9,291	162,500
Nu Skin Enterprises, Inc., Class A	2,622	109,364
Pilgrim’s Pride Corp.(b)	2,276	59,540
PriceSmart, Inc.	1,188	84,395
Primo Water Corp.	7,628	119,378
Reynolds Consumer Products, Inc.	1,616	51,647
Seaboard Corp.	15	59,293
Seneca Foods Corp., Class A(b)	961	61,773
Simply Good Foods Co. (The)(b)	1,308	52,189
SpartanNash Co.	6,027	197,987
Spectrum Brands Holdings, Inc.	1,802	95,992
Sprouts Farmers Market, Inc.(b)(c)	7,993	274,400
SunOpta, Inc. (Canada)(b)(c)	3,083	28,826
Tattooed Chef, Inc.(b)(c)	427	645
Tootsie Roll Industries, Inc.	898	40,365
TreeHouse Foods, Inc.(b)(c)	4,282	211,659
Turning Point Brands, Inc.	780	17,176
Universal Corp.	1,633	92,934
USANA Health Sciences, Inc.(b)	575	31,648
Utz Brands, Inc.(c)	408	7,776
Vector Group Ltd.	3,677	40,815
	Shares	Value
Consumer Staples-(continued)
Veru, Inc.(b)(c)	122	$693
Vital Farms, Inc.(b)	334	4,766
WD-40 Co.(c)	174	29,145
Weis Markets, Inc.	1,025	89,390
		4,378,582
Energy-5.51%
Antero Midstream Corp.	16,212	183,682
Arch Resources, Inc.	369	57,103
Archrock, Inc.	8,490	73,948
Berry Corp.	3,904	35,175
Brigham Minerals, Inc., Class A	1,314	46,555
Bristow Group, Inc.(b)	499	12,974
Cactus, Inc., Class A	584	31,764
California Resources Corp.	2,482	112,633
Callon Petroleum Co.(b)	1,924	80,654
ChampionX Corp.	2,519	77,686
Chord Energy Corp.	903	137,735
Civitas Resources, Inc.	1,282	86,356
Clean Energy Fuels Corp.(b)	3,801	25,695
Comstock Resources, Inc.	3,514	64,482
CONSOL Energy, Inc.	1,268	98,207
Core Laboratories N.V.	604	13,095
CVR Energy, Inc.	6,514	240,041
Delek US Holdings, Inc.	7,489	232,009
Denbury, Inc.(b)	997	89,491
DHT Holdings, Inc.	10,643	107,814
DMC Global, Inc.(b)	370	6,804
Dorian LPG Ltd.	3,818	74,336
Dril-Quip, Inc.(b)	1,110	26,129
Earthstone Energy, Inc., Class A(b)(c)	631	9,995
Enerflex Ltd. (Canada)	5	33
Enviva, Inc.(c)	478	27,127
Expro Group Holdings N.V.(b)	2,781	48,306
Golar LNG Ltd. (Cameroon)(b)	3,021	75,736
Green Plains, Inc.(b)(c)	1,722	59,512
Helix Energy Solutions Group, Inc.(b)	14,935	95,285
Helmerich & Payne, Inc.	3,109	158,808
International Seaways, Inc.	1,299	55,961
Kinetik Holdings, Inc., Class A	196	6,670
Kosmos Energy Ltd. (Ghana)(b)	10,844	72,113
Laredo Petroleum, Inc.(b)	980	62,553
Liberty Energy, Inc., Class A(b)	3,036	50,185
Magnolia Oil & Gas Corp., Class A	5,118	133,477
Matador Resources Co.	2,813	186,671
Nabors Industries Ltd.(b)	674	106,714
Navigator Holdings Ltd.(b)	1,100	13,354
New Fortress Energy, Inc.	495	25,196
Newpark Resources, Inc.(b)	5,110	20,491
NexTier Oilfield Solutions, Inc.(b)	2,270	23,131
Noble Corp. PLC(b)	1,296	48,121
Nordic American Tankers Ltd.	9,628	34,853
Northern Oil and Gas, Inc.	1,392	50,655
Oceaneering International, Inc.(b)	5,234	79,504
Oil States International, Inc.(b)	4,431	29,909
Par Pacific Holdings, Inc.(b)	4,231	99,132
Patterson-UTI Energy, Inc.	4,967	89,158
Peabody Energy Corp.(b)(c)	4,181	133,541
Permian Resources Corp.(c)	13,167	133,777
ProPetro Holding Corp.(b)	3,027	33,236
Range Resources Corp.	4,978	143,715
REX American Resources Corp.(b)	831	24,523
RPC, Inc.	3,016	27,928

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
Select Energy Services, Inc., Class A	2,504	$20,508
SFL Corp. Ltd. (Norway)	5,076	49,694
SM Energy Co.	4,865	209,730
Southwestern Energy Co.(b)	25,036	173,249
Talos Energy, Inc.(b)	2,796	54,941
Tellurian, Inc.(b)(c)	48	129
Texas Pacific Land Corp.	46	119,257
Tidewater, Inc.(b)	1,000	30,400
US Silica Holdings, Inc.(b)	2,570	33,641
W&T Offshore, Inc.(b)	1,393	9,570
Weatherford International PLC(b)	2,293	99,516
		4,874,373
Financials-6.29%
AMERISAFE, Inc.	792	47,021
Ares Management Corp., Class A(c)	912	71,492
Argo Group International Holdings Ltd.	2,136	58,056
Artisan Partners Asset Management, Inc., Class A	3,629	125,890
AssetMark Financial Holdings, Inc.(b)	624	15,513
B. Riley Financial, Inc.(c)	1,103	48,444
BGC Partners, Inc., Class A	39,316	169,452
Blucora, Inc.(b)	1,735	43,462
Blue Owl Capital, Inc.(c)	4,501	50,861
Brightsphere Investment Group, Inc.	5,874	119,595
BRP Group, Inc., Class A(b)	906	27,216
Cannae Holdings, Inc.(b)(c)	1,217	28,198
Carlyle Group, Inc. (The)	5,869	182,937
Cohen & Steers, Inc.	414	27,427
Compass Diversified Holdings	3,002	58,719
Crawford & Co., Class A	2,426	15,357
Diamond Hill Investment Group, Inc.	126	22,423
Donegal Group, Inc., Class A	1,419	21,100
Donnelley Financial Solutions, Inc.(b)(c)	1,529	58,377
eHealth, Inc.(b)	1,677	5,970
Employers Holdings, Inc.	1,310	60,876
Encore Capital Group, Inc.(b)	2,209	111,334
Enova International, Inc.(b)	3,370	135,946
Erie Indemnity Co., Class A	690	194,849
EZCORP, Inc., Class A(b)	4,476	44,849
FactSet Research Systems, Inc.	471	217,268
Federated Hermes, Inc., Class B	4,091	155,294
FirstCash Holdings, Inc.	1,173	110,098
Focus Financial Partners, Inc., Class A(b)	2,032	77,541
Freedom Holding Corp. (Kazakhstan)(b)	176	11,104
Goosehead Insurance, Inc., Class A(b)	310	12,589
Green Dot Corp., Class A(b)	2,367	48,239
Greenhill & Co., Inc.	1,611	15,079
Hamilton Lane, Inc., Class A	585	43,220
Houlihan Lokey, Inc.	2,363	232,401
Kinsale Capital Group, Inc.	316	97,394
LendingClub Corp.(b)	4,972	51,261
LendingTree, Inc.(b)	536	12,837
MarketAxess Holdings, Inc.	366	98,059
Mercury General Corp.	2,068	75,027
Moelis & Co., Class A(c)	4,565	197,299
Morningstar, Inc.	297	72,804
NMI Holdings, Inc., Class A(b)	4,505	96,993
Open Lending Corp., Class A(b)	1,200	8,484
Oppenheimer Holdings, Inc., Class A	1,191	49,617
Palomar Holdings, Inc.(b)	367	23,026
Piper Sandler Cos.	1,032	148,257
PJT Partners, Inc., Class A	991	76,317
	Shares	Value
Financials-(continued)
PRA Group, Inc.(b)	2,076	$71,373
Primerica, Inc.	1,536	228,910
ProAssurance Corp.	3,135	62,669
PROG Holdings, Inc.(b)	5,714	112,509
Ready Capital Corp.(c)	1,606	21,520
RLI Corp.	903	117,453
Safety Insurance Group, Inc.	761	69,814
SEI Investments Co.	3,611	224,893
Selective Insurance Group, Inc.	2,689	258,467
Selectquote, Inc.(b)	2,715	1,629
SiriusPoint Ltd. (Bermuda)(b)	8,008	52,212
StepStone Group, Inc., Class A	1,400	41,972
Stewart Information Services Corp.	2,192	97,018
Trean Insurance Group, Inc.(b)	1,175	3,243
Trupanion, Inc.(b)(c)	232	12,127
United Fire Group, Inc.	1,514	46,253
Universal Insurance Holdings, Inc.	3,586	39,410
Upstart Holdings, Inc.(b)(c)	618	12,082
Victory Capital Holdings, Inc., Class A	1,233	35,757
Virtus Investment Partners, Inc.	499	96,776
Walker & Dunlop, Inc.	1,074	95,919
White Mountains Insurance Group Ltd.	103	139,962
WisdomTree, Inc.	3,577	19,924
World Acceptance Corp.(b)(c)	391	27,726
		5,565,190
Health Care-9.83%
10X Genomics, Inc., Class A(b)	221	8,544
1Life Healthcare, Inc.(b)	2,307	39,196
ABIOMED, Inc.(b)	332	125,426
Acadia Healthcare Co., Inc.(b)	1,991	177,318
Acadia Pharmaceuticals, Inc.(b)(c)	610	9,504
Accolade, Inc.(b)	1,520	13,422
Accuray, Inc.(b)	6,099	12,503
AdaptHealth Corp.(b)(c)	3,211	71,637
Addus HomeCare Corp.(b)	379	41,796
Agiliti, Inc.(b)(c)	621	10,253
Alector, Inc.(b)(c)	1,821	15,460
Alkermes PLC(b)	1,969	48,792
Allscripts Healthcare Solutions, Inc.(b)	8,003	151,577
Alphatec Holdings, Inc.(b)(c)	200	2,052
Amedisys, Inc.(b)	782	71,232
American Well Corp., Class A(b)(c)	6,683	24,393
AMN Healthcare Services, Inc.(b)	1,425	176,272
Amneal Pharmaceuticals, Inc.(b)	13,002	33,285
Amphastar Pharmaceuticals, Inc.(b)	686	20,230
AnaptysBio, Inc.(b)(c)	373	10,306
AngioDynamics, Inc.(b)	865	11,202
ANI Pharmaceuticals, Inc.(b)	213	8,935
Anika Therapeutics, Inc.(b)	482	15,202
Apollo Medical Holdings, Inc.(b)(c)	681	19,381
Arcus Biosciences, Inc.(b)(c)	622	21,876
Arrowhead Pharmaceuticals, Inc.(b)(c)	693	22,315
Artivion, Inc.(b)(c)	636	8,134
Atea Pharmaceuticals, Inc.(b)	3,703	17,367
AtriCure, Inc.(b)	370	16,857
Atrion Corp.	21	12,701
Avanos Medical, Inc.(b)	1,895	50,975
Avid Bioservices, Inc.(b)	926	14,501
AxoGen, Inc.(b)	370	4,051
Axonics, Inc.(b)	101	6,916
Azenta, Inc.(c)	875	52,684
Beam Therapeutics, Inc.(b)(c)	198	9,146

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Berkeley Lights, Inc.(b)	388	$1,141
BioLife Solutions, Inc.(b)	677	14,332
BioMarin Pharmaceutical, Inc.(b)	2,138	215,895
Bio-Techne Corp.	1,188	100,968
Blueprint Medicines Corp.(b)	694	33,166
Brookdale Senior Living, Inc.(b)	11,324	35,671
Bruker Corp.	1,487	100,239
C4 Therapeutics, Inc.(b)	124	1,063
Cano Health, Inc.(b)	2,535	4,816
Cara Therapeutics, Inc.(b)(c)	480	5,664
Cardiovascular Systems, Inc.(b)	635	8,896
CareDx, Inc.(b)	600	7,770
Castle Biosciences, Inc.(b)	380	8,964
Catalent, Inc.(b)	2,108	105,674
Certara, Inc.(b)	974	16,539
Cerus Corp.(b)	118	472
Charles River Laboratories International, Inc.(b)	819	187,199
Chemed Corp.	361	187,720
Chinook Therapeutics, Inc.(b)(c)	24	544
Clover Health Investments Corp.(b)	2,824	3,699
Codexis, Inc.(b)	329	1,800
Coherus Biosciences, Inc.(b)(c)	1,474	10,112
Collegium Pharmaceutical, Inc.(b)	1,465	32,040
Community Health Systems, Inc.(b)	35,604	122,122
Computer Programs & Systems, Inc.(b)	478	14,149
CONMED Corp.(c)	415	34,383
Corcept Therapeutics, Inc.(b)	3,107	78,545
CorVel Corp.(b)	116	17,745
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,669	91,445
Cross Country Healthcare, Inc.(b)(c)	1,314	47,015
CryoPort, Inc.(b)(c)	666	13,153
CureVac N.V. (Germany)(b)	62	449
DexCom, Inc.(b)	1,665	193,606
Dynavax Technologies Corp.(b)(c)	2,187	27,141
Eagle Pharmaceuticals, Inc.(b)(c)	306	11,114
Emergent BioSolutions, Inc.(b)	2,566	31,562
Enanta Pharmaceuticals, Inc.(b)	112	4,904
Enovis Corp.(b)	2,669	144,473
Ensign Group, Inc. (The)	1,229	116,755
Envista Holdings Corp.(b)	4,098	139,824
Establishment Labs Holdings, Inc. (Costa Rica)(b)(c)	18	1,148
Evolent Health, Inc., Class A(b)(c)	925	26,631
Exact Sciences Corp.(b)	1,987	89,316
Exelixis, Inc.(b)	6,587	112,506
FibroGen, Inc.(b)(c)	1,101	15,821
Fulgent Genetics, Inc.(b)(c)	1,037	37,612
Glaukos Corp.(b)(c)	527	24,542
Globus Medical, Inc., Class A(b)(c)	1,227	90,663
GoodRx Holdings, Inc., Class A(b)(c)	6,614	28,837
Guardant Health, Inc.(b)(c)	565	29,572
Haemonetics Corp.(b)	798	68,077
Halozyme Therapeutics, Inc.(b)	1,806	103,412
Harmony Biosciences Holdings, Inc.(b)(c)	183	10,938
Health Catalyst, Inc.(b)(c)	706	7,399
HealthEquity, Inc.(b)	1,197	75,986
HealthStream, Inc.(b)	734	18,644
Heska Corp.(b)(c)	126	8,108
Hims & Hers Health, Inc.(b)(c)	1,776	10,993
ICU Medical, Inc.(b)(c)	402	64,010
Inari Medical, Inc.(b)(c)	172	12,656
Incyte Corp.(b)	2,725	217,101
	Shares	Value
Health Care-(continued)
Inmode Ltd.(b)	1,268	$48,679
Innoviva, Inc.(b)	7,292	95,744
Inogen, Inc.(b)	630	14,062
Inspire Medical Systems, Inc.(b)	22	5,315
Insulet Corp.(b)	177	52,988
Integer Holdings Corp.(b)	895	66,516
Integra LifeSciences Holdings Corp.(b)	1,413	77,630
Intercept Pharmaceuticals, Inc.(b)	125	1,864
Ionis Pharmaceuticals, Inc.(b)(c)	820	33,448
iRhythm Technologies, Inc.(b)	114	12,432
Ironwood Pharmaceuticals, Inc.(b)(c)	3,726	45,122
Joint Corp. (The)(b)	201	2,997
Lantheus Holdings, Inc.(b)	379	23,528
LeMaitre Vascular, Inc.	269	12,603
LHC Group, Inc.(b)	538	87,915
Ligand Pharmaceuticals, Inc.(b)(c)	371	27,046
LivaNova PLC(b)(c)	873	48,338
Maravai LifeSciences Holdings, Inc., Class A(b)	1,286	19,136
Masimo Corp.(b)	766	111,024
Medpace Holdings, Inc.(b)	591	124,045
MeiraGTx Holdings PLC(b)(c)	129	795
Meridian Bioscience, Inc.(b)	784	25,088
Merit Medical Systems, Inc.(b)	923	66,456
Mesa Laboratories, Inc.	69	11,673
MiMedx Group, Inc.(b)	682	2,216
ModivCare, Inc.(b)	796	61,292
Multiplan Corp.(b)(c)	9,892	14,739
Myriad Genetics, Inc.(b)	1,690	34,239
National HealthCare Corp.	632	38,956
National Research Corp.	278	10,770
Neogen Corp.(b)	1,325	21,942
NeoGenomics, Inc.(b)	3,274	36,702
Neurocrine Biosciences, Inc.(b)	884	112,321
Nevro Corp.(b)(c)	302	14,106
NextGen Healthcare, Inc.(b)	1,395	29,016
NGM Biopharmaceuticals, Inc.(b)	19	105
Novavax, Inc.(b)(c)	1,317	21,717
Novocure Ltd.(b)(c)	321	24,666
NuVasive, Inc.(b)	1,124	43,656
Oak Street Health, Inc.(b)(c)	215	4,648
OmniAb, Inc.(b)(f)	126	0
OmniAb, Inc.(b)(f)	126	0
Omnicell, Inc.(b)	631	32,566
OPKO Health, Inc.(b)	14,889	22,333
OptimizeRx Corp.(b)(c)	111	2,341
Option Care Health, Inc.(b)	2,822	84,970
OraSure Technologies, Inc.(b)	1,991	10,035
Organogenesis Holdings, Inc.(b)(c)	1,317	3,609
Orthofix Medical, Inc.(b)	699	12,575
OrthoPediatrics Corp.(b)(c)	66	2,903
Owens & Minor, Inc.	4,941	101,834
Pacira BioSciences, Inc.(b)(c)	576	27,792
Patterson Cos., Inc.	1,700	48,348
Pediatrix Medical Group, Inc.(b)(c)	3,214	51,360
Pennant Group, Inc. (The)(b)	473	4,891
Penumbra, Inc.(b)(c)	202	42,321
Personalis, Inc.(b)	384	975
PetIQ, Inc.(b)(c)	1,413	16,772
Phibro Animal Health Corp., Class A	1,469	18,083
Phreesia, Inc.(b)	530	14,745
Premier, Inc., Class A	4,314	143,872
Prestige Consumer Healthcare, Inc.(b)	1,518	93,296

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Progyny, Inc.(b)(c)	383	$14,029
Prothena Corp. PLC (Ireland)(b)	475	29,692
Pulmonx Corp.(b)(c)	71	427
Quanterix Corp.(b)	383	5,094
QuidelOrtho Corp.(b)(c)	1,618	141,753
R1 RCM, Inc.(b)	1,386	12,543
RadNet, Inc.(b)	2,089	41,300
REGENXBIO, Inc.(b)	911	21,773
Repligen Corp.(b)	371	66,350
Rigel Pharmaceuticals, Inc.(b)	1,122	754
Schrodinger, Inc.(b)(c)	489	8,802
Seagen, Inc.(b)	891	108,158
Seer, Inc.(b)	698	4,509
Select Medical Holdings Corp.	6,988	171,765
Seres Therapeutics, Inc.(b)(c)	187	1,215
Shockwave Medical, Inc.(b)	49	12,426
SI-BONE, Inc.(b)	54	663
Simulations Plus, Inc.(c)	120	4,871
Sotera Health Co.(b)	782	6,522
STAAR Surgical Co.(b)	214	12,222
Supernus Pharmaceuticals, Inc.(b)(c)	1,601	58,789
Surgery Partners, Inc.(b)	679	19,222
SurModics, Inc.(b)	183	6,612
Syndax Pharmaceuticals, Inc.(b)	127	3,043
Tactile Systems Technology, Inc.(b)(c)	679	5,812
Tandem Diabetes Care, Inc.(b)	398	16,736
Taro Pharmaceutical Industries Ltd.(b)	308	9,286
Teleflex, Inc.	685	160,372
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	21,527	83,309
Travere Therapeutics, Inc.(b)(c)	314	6,321
Twist Bioscience Corp.(b)(c)	133	3,638
uniQure N.V. (Netherlands)(b)	2,506	66,309
United Therapeutics Corp.(b)	992	277,651
US Physical Therapy, Inc.	225	19,442
Vanda Pharmaceuticals, Inc.(b)	2,110	23,020
Varex Imaging Corp.(b)(c)	1,384	29,396
Veeva Systems, Inc., Class A(b)	1,070	203,685
Veracyte, Inc.(b)(c)	1,175	32,594
Vericel Corp.(b)(c)	319	7,283
Vir Biotechnology, Inc.(b)	800	22,576
West Pharmaceutical Services, Inc.	639	149,948
Xencor, Inc.(b)(c)	669	19,883
Zynex, Inc.(c)	312	4,281
		8,697,414
Industrials-23.28%
3D Systems Corp.(b)(c)	2,714	27,520
AAON, Inc.	529	41,929
AAR Corp.(b)	1,219	56,757
ABM Industries, Inc.	4,277	201,789
ACCO Brands Corp.	9,034	50,319
Acuity Brands, Inc.	1,334	251,179
Advanced Drainage Systems, Inc.	1,108	107,764
Aerojet Rocketdyne Holdings, Inc.(b)	3,496	181,792
AeroVironment, Inc.(b)	287	26,401
Air Transport Services Group, Inc.(b)	2,926	82,045
Alamo Group, Inc.	408	61,404
Alaska Air Group, Inc.(b)	1,206	57,213
Albany International Corp., Class A	776	78,663
Alight, Inc., Class A(b)	7,635	65,890
Allegiant Travel Co.(b)	169	13,961
Allegion PLC	1,902	216,162
Allison Transmission Holdings, Inc.	5,477	245,370
	Shares	Value
Industrials-(continued)
Altra Industrial Motion Corp.	2,989	$175,215
AMERCO(c)	401	25,383
AMERCO(b)(c)	3,609	227,981
Ameresco, Inc., Class A(b)(c)	230	15,070
American Airlines Group, Inc.(b)	1,109	16,003
American Woodmark Corp.(b)	1,206	65,365
API Group Corp.(b)(c)	7,306	140,421
Apogee Enterprises, Inc.	1,386	66,875
Applied Industrial Technologies, Inc.	1,185	157,001
ArcBest Corp.	1,739	143,937
Arcosa, Inc.	1,987	121,406
Argan, Inc.	831	31,536
Armstrong World Industries, Inc.	828	63,267
Array Technologies, Inc.(b)	6,596	138,120
ASGN, Inc.(b)	1,628	147,497
Astec Industries, Inc.	909	40,214
Astronics Corp.(b)	1,280	10,752
Atkore, Inc.(b)	1,396	170,521
Atlas Air Worldwide Holdings, Inc.(b)	3,271	329,619
Axon Enterprise, Inc.(b)	833	153,297
AZEK Co., Inc. (The)(b)(c)	3,499	67,671
AZZ, Inc.	1,177	48,999
Barnes Group, Inc.	2,185	93,059
Barrett Business Services, Inc.	317	31,171
Beacon Roofing Supply, Inc.(b)	2,391	139,610
Bloom Energy Corp., Class A(b)(c)	200	4,258
Brady Corp., Class A	1,601	76,688
BrightView Holdings, Inc.(b)	3,501	24,122
Brink’s Co. (The)	2,484	148,419
BWX Technologies, Inc.	2,502	152,347
Casella Waste Systems, Inc., Class A(b)	568	48,899
CBIZ, Inc.(b)	1,732	85,994
ChargePoint Holdings, Inc.(b)(c)	314	3,900
Chart Industries, Inc.(b)(c)	369	52,763
Cimpress PLC (Ireland)(b)(c)	1,122	33,200
CIRCOR International, Inc.(b)(c)	930	25,622
Clean Harbors, Inc.(b)	1,626	195,120
Columbus McKinnon Corp.	1,079	34,776
Comfort Systems USA, Inc.	1,166	147,802
Construction Partners, Inc., Class A(b)	1,329	38,009
Copa Holdings S.A., Class A (Panama)(b)(c)	365	31,985
CoreCivic, Inc.(b)	7,710	102,389
Costamare, Inc. (Monaco)	3,311	31,918
CRA International, Inc.	368	45,360
Crane Holdings Co.	1,687	178,721
CSW Industrials, Inc.	279	33,745
Curtiss-Wright Corp.	1,227	216,750
Custom Truck One Source, Inc.(b)	1,409	9,638
Delta Air Lines, Inc.(b)	3,383	119,657
Deluxe Corp.	3,184	61,579
Desktop Metal, Inc., Class A(b)(c)	3,988	8,175
Donaldson Co., Inc.	3,324	202,498
Douglas Dynamics, Inc.	806	31,370
Ducommun, Inc., (Acquired 06/21/2019 - 11/30/2022; Cost $19,838)(b)(d)	428	21,533
Dun & Bradstreet Holdings, Inc.	6,527	87,853
DXP Enterprises, Inc.(b)	1,025	26,476
Dycom Industries, Inc.(b)(c)	1,515	138,077
Encore Wire Corp.(c)	773	112,943
Energy Recovery, Inc.(b)	497	11,520
Enerpac Tool Group Corp.	1,120	28,045
EnerSys	1,867	141,108

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Ennis, Inc.	1,276	$29,641
EnPro Industries, Inc.	670	79,596
ESCO Technologies, Inc.	770	72,388
Evoqua Water Technologies Corp.(b)	1,504	65,409
Exponent, Inc.	483	49,947
Federal Signal Corp.	1,738	84,449
Flowserve Corp.(c)	5,132	160,940
Forrester Research, Inc.(b)	285	10,026
Forward Air Corp.	680	76,412
Franklin Electric Co., Inc.	869	72,388
FTI Consulting, Inc.(b)(c)	1,002	173,166
Gates Industrial Corp. PLC(b)	5,130	59,611
Genco Shipping & Trading Ltd.(c)	2,014	29,868
Generac Holdings, Inc.(b)	737	77,768
GEO Group, Inc. (The)(b)(c)	13,970	165,125
Gibraltar Industries, Inc.(b)	1,195	60,479
Global Industrial Co.	235	5,783
GMS, Inc.(b)	2,020	99,182
Golden Ocean Group Ltd. (Norway)	4,180	35,279
Gorman-Rupp Co. (The)	511	14,144
Graco, Inc.	2,329	162,960
GrafTech International Ltd.	6,905	37,287
Granite Construction, Inc.(c)	2,968	106,907
Great Lakes Dredge & Dock Corp.(b)	1,803	13,198
Greenbrier Cos., Inc. (The)(c)	1,697	65,148
Griffon Corp.	2,098	74,080
H&E Equipment Services, Inc.	1,493	62,601
Harsco Corp.(b)	6,970	52,136
Hawaiian Holdings, Inc.(b)(c)	686	9,535
Healthcare Services Group, Inc.	3,635	50,708
Heartland Express, Inc.	2,699	45,181
HEICO Corp.(c)	679	110,208
Heidrick & Struggles International, Inc.	1,202	35,699
Helios Technologies, Inc.	627	33,068
Herc Holdings, Inc.(c)	1,175	150,600
Heritage-Crystal Clean, Inc.(b)	613	19,371
Hexcel Corp.	1,430	85,728
Hillenbrand, Inc.	4,015	200,750
Hillman Solutions Corp.(b)	1,975	15,721
HNI Corp.	2,196	63,684
Hub Group, Inc., Class A(b)	1,684	141,709
Huron Consulting Group, Inc.(b)	833	64,857
Hydrofarm Holdings Group, Inc.(b)	1,384	3,474
Hyster-Yale Materials Handling, Inc.	931	27,260
IAA, Inc.(b)	1,805	67,453
ICF International, Inc.	673	72,933
Ideanomics, Inc.(b)	2,799	616
IDEX Corp.	1,093	259,577
IES Holdings, Inc.(b)	1,206	40,787
Insperity, Inc.	1,431	169,645
Insteel Industries, Inc.	711	20,967
Interface, Inc.	2,685	29,079
ITT, Inc.	2,038	172,252
Janus International Group, Inc.(b)	4,094	44,829
JELD-WEN Holding, Inc.(b)	8,404	86,897
JetBlue Airways Corp.(b)	6,532	51,995
John Bean Technologies Corp.	625	57,413
Kadant, Inc.	217	41,890
Kaman Corp.	1,226	24,974
KAR Auction Services, Inc.(b)(c)	8,974	123,303
KBR, Inc.	4,537	234,427
Kelly Services, Inc., Class A	5,905	100,326
	Shares	Value
Industrials-(continued)
Kennametal, Inc.	3,704	$97,860
Kforce, Inc.	807	47,669
Kimball International, Inc., Class B	2,410	17,256
Kirby Corp.(b)	2,339	163,239
Korn Ferry	1,902	108,471
Kratos Defense & Security Solutions, Inc.(b)	2,886	27,475
Landstar System, Inc.(c)	1,229	212,592
Lincoln Electric Holdings, Inc.	1,163	171,984
Lindsay Corp.	192	33,886
Luxfer Holdings PLC (United Kingdom)	877	12,857
Lyft, Inc., Class A(b)	1,678	18,827
Manitowoc Co., Inc. (The)(b)	4,195	41,195
Marten Transport Ltd.	2,498	53,232
Masonite International Corp.(b)	1,188	89,421
MasTec, Inc.(b)	2,525	229,346
Matson, Inc.	2,307	147,094
Matthews International Corp., Class A	1,918	60,724
Maxar Technologies, Inc.	3,113	75,335
McGrath RentCorp	683	67,016
Mercury Systems, Inc.(b)(c)	981	49,854
Microvast Holdings, Inc.(b)	1,402	3,070
Middleby Corp. (The)(b)(c)	1,070	154,283
MillerKnoll, Inc.	3,291	67,103
Montrose Environmental Group, Inc.(b)(c)	590	27,234
Moog, Inc., Class A	1,736	151,084
MRC Global, Inc.(b)	6,222	73,171
MSA Safety, Inc.	630	88,836
MSC Industrial Direct Co., Inc., Class A	2,177	186,852
Mueller Industries, Inc.	1,942	133,551
Mueller Water Products, Inc., Class A	5,067	59,081
MYR Group, Inc.(b)	730	69,737
National Presto Industries, Inc.	293	20,252
Nordson Corp.	819	193,685
NOW, Inc.(b)	4,778	59,629
NV5 Global, Inc.(b)(c)	276	39,885
nVent Electric PLC	5,093	203,771
Omega Flex, Inc.	32	3,076
Park Aerospace Corp.	584	7,726
Parsons Corp.(b)	3,908	193,446
PGT Innovations, Inc.(b)	1,789	35,404
Pitney Bowes, Inc.	22,023	84,128
Powell Industries, Inc.	489	12,870
Primoris Services Corp.	4,174	89,115
Proterra, Inc.(b)(c)	1,468	8,133
Proto Labs, Inc.(b)	792	21,004
Quanex Building Products Corp.	1,978	47,017
RBC Bearings, Inc.(b)(c)	432	102,371
Regal Rexnord Corp.	1,779	233,245
Resideo Technologies, Inc.(b)	7,471	121,030
Resources Connection, Inc.	1,501	28,969
REV Group, Inc.	2,977	41,351
Rocket Lab USA, Inc.(b)(c)	1,400	5,866
Rollins, Inc.	3,974	160,709
Rush Enterprises, Inc., Class A	3,825	197,102
Saia, Inc.(b)(c)	526	128,128
Sensata Technologies Holding PLC	4,371	197,132
Shyft Group, Inc. (The)	1,313	32,208
Simpson Manufacturing Co., Inc.	814	75,743
SiteOne Landscape Supply, Inc.(b)(c)	771	96,784
SkyWest, Inc.(b)	1,630	30,074
Southwest Airlines Co.(b)	3,472	138,568
SP Plus Corp.(b)	837	29,203

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Spirit AeroSystems Holdings, Inc., Class A(c)	1,722	$45,134
Spirit Airlines, Inc.(b)	1,432	31,089
SPX Technologies, Inc.(b)	1,104	73,858
Standex International Corp.	404	42,440
Steelcase, Inc., Class A	6,371	50,522
Stem, Inc.(b)(c)	909	11,881
Stericycle, Inc.(b)	2,988	155,764
SunPower Corp.(b)(c)	673	16,320
Tennant Co.	690	43,836
Terex Corp.	3,940	180,885
Tetra Tech, Inc.	1,120	173,141
Thermon Group Holdings, Inc.(b)	1,120	22,747
Timken Co. (The)	3,285	249,594
Titan Machinery, Inc.(b)	2,076	91,406
TPI Composites, Inc.(b)	2,111	25,501
TransDigm Group, Inc.	227	142,669
Trex Co., Inc.(b)	1,219	55,940
TriNet Group, Inc.(b)	2,331	168,928
TrueBlue, Inc.(b)	2,369	51,123
Tutor Perini Corp.(b)	9,929	70,992
UFP Industries, Inc.	2,780	227,571
UniFirst Corp.	633	122,650
United Airlines Holdings, Inc.(b)	2,625	115,946
Universal Logistics Holdings, Inc.	484	18,377
Upwork, Inc.(b)(c)	778	9,531
Valmont Industries, Inc.	493	166,959
Veritiv Corp.	1,098	147,725
Vertiv Holdings Co.	9,325	129,151
Viad Corp.(b)	63	1,865
Vicor Corp.(b)	223	12,040
Wabash National Corp.	3,472	87,043
Watts Water Technologies, Inc., Class A	725	114,876
Werner Enterprises, Inc.(c)	3,131	137,701
WillScot Mobile Mini Holdings Corp.(b)	5,286	254,838
Woodward, Inc.	1,620	155,196
Zurn Elkay Water Solutions Corp.	2,634	63,769
		20,598,208
Information Technology-14.04%
8x8, Inc.(b)(c)	2,104	9,005
908 Devices, Inc.(b)(c)	59	631
A10 Networks, Inc.	1,087	20,338
ACI Worldwide, Inc.(b)	3,531	73,798
ACM Research, Inc., Class A(b)	330	2,990
Adeia, Inc.	6,493	71,748
ADTRAN Holdings, Inc.	1,170	23,716
Advanced Energy Industries, Inc.	982	90,972
Agilysys, Inc.(b)	213	14,143
Alarm.com Holdings, Inc.(b)	537	26,796
Allegro MicroSystems, Inc. (Japan)(b)	1,276	39,735
Alpha & Omega Semiconductor Ltd.(b)(c)	810	28,415
Altair Engineering, Inc., Class A(b)	472	23,161
Alteryx, Inc., Class A(b)	518	23,232
Ambarella, Inc.(b)	265	19,663
AppFolio, Inc., Class A(b)(c)	173	19,738
Appian Corp., Class A(b)(c)	184	6,998
Arlo Technologies, Inc.(b)	1,384	5,287
Avaya Holdings Corp.(b)(c)	16,608	16,043
Avid Technology, Inc.(b)(c)	512	14,377
Axcelis Technologies, Inc.(b)	698	55,742
Badger Meter, Inc.	383	44,359
Belden, Inc.	1,601	128,784
Benchmark Electronics, Inc.	3,083	89,006
	Shares	Value
Information Technology-(continued)
Benefitfocus, Inc.(b)	710	$7,363
Bentley Systems, Inc., Class B	2,276	90,152
BigCommerce Holdings, Inc., Series 1(b)	193	1,668
Black Knight, Inc.(b)	2,099	130,117
Blackbaud, Inc.(b)(c)	936	55,477
Blackline, Inc.(b)	310	20,984
Box, Inc., Class A(b)	4,587	125,913
Brightcove, Inc.(b)	1,035	5,724
BTRS Holdings, Inc.(b)	885	8,381
C3.ai, Inc., Class A(b)(c)	905	11,774
CalAmp Corp.(b)	1,478	5,336
Calix, Inc.(b)	670	47,771
Cambium Networks Corp.(b)	374	7,962
Cantaloupe, Inc.(b)	1,222	4,436
Casa Systems, Inc.(b)	1,780	4,877
Cerence, Inc.(b)(c)	1,504	30,847
CEVA, Inc.(b)	303	8,232
Cirrus Logic, Inc.(b)	1,455	108,703
Cloudflare, Inc., Class A(b)(c)	571	28,059
Cognex Corp.	3,111	154,866
Coherent Corp.(b)	3,168	116,171
Cohu, Inc.(b)	1,422	50,936
CommScope Holding Co., Inc.(b)	25,625	227,550
CommVault Systems, Inc.(b)	1,373	90,618
Comtech Telecommunications Corp.	1,736	20,259
Concentrix Corp.	1,064	130,212
Conduent, Inc.(b)	24,378	98,487
Corsair Gaming, Inc.(b)	1,282	21,627
Coupa Software, Inc.(b)	669	42,308
Crowdstrike Holdings, Inc., Class A(b)	663	78,002
CSG Systems International, Inc.	1,015	62,768
CTS Corp.	782	33,235
Cyxtera Technologies, Inc.(b)	489	958
Datadog, Inc., Class A(b)	589	44,634
Diebold Nixdorf, Inc.(b)	14,133	30,386
Digi International, Inc.(b)(c)	966	41,026
Digimarc Corp.(b)	18	401
Digital Turbine, Inc.(b)(c)	712	13,001
Diodes, Inc.(b)	1,581	145,816
DocuSign, Inc.(b)	1,976	93,010
Dolby Laboratories, Inc., Class A	2,577	192,940
Domo, Inc., Class B(b)	69	987
Duck Creek Technologies, Inc.(b)	1,312	14,681
Dynatrace, Inc.(b)	1,164	45,105
E2open Parent Holdings, Inc.(b)(c)	4,022	23,690
Ebix, Inc.	998	18,952
Edgio, Inc.(b)	1,932	2,782
Elastic N.V.(b)	314	19,214
Enphase Energy, Inc.(b)	729	233,710
Entegris, Inc.	1,318	101,868
Envestnet, Inc.(b)	911	53,767
EPAM Systems, Inc.(b)	503	185,396
ePlus, Inc.(b)	808	40,125
Euronet Worldwide, Inc.(b)	1,093	101,594
Everbridge, Inc.(b)	415	13,546
EVERTEC, Inc.	1,125	37,991
Evo Payments, Inc., Class A(b)	202	6,809
ExlService Holdings, Inc.(b)	568	106,330
Extreme Networks, Inc.(b)	3,598	75,450
Fabrinet (Thailand)(b)	964	128,607
FARO Technologies, Inc.(b)	411	12,297
Fastly, Inc., Class A(b)(c)	1,869	18,055

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
First Solar, Inc.(b)	2,977	$513,622
Five9, Inc.(b)	194	12,437
FormFactor, Inc.(b)	1,334	30,775
Grid Dynamics Holdings, Inc.(b)	619	7,886
Guidewire Software, Inc.(b)	1,078	63,936
Hackett Group, Inc. (The)	737	17,025
Harmonic, Inc.(b)(c)	2,015	30,910
HubSpot, Inc.(b)	183	55,454
Ichor Holdings Ltd.(b)	1,126	33,532
Impinj, Inc.(b)	63	8,036
Infinera Corp.(b)(c)	6,209	41,911
Inseego Corp.(b)(c)	1,504	1,910
Insight Enterprises, Inc.(b)	1,927	200,235
InterDigital, Inc.	800	40,136
IPG Photonics Corp.(b)	1,372	124,893
Itron, Inc.(b)	1,471	78,228
Jack Henry & Associates, Inc.	1,222	231,386
Jamf Holding Corp.(b)(c)	417	8,874
JFrog Ltd. (Israel)(b)	603	13,254
Karooooo Ltd. (South Africa)	63	1,603
Knowles Corp.(b)	3,712	57,907
Kulicke & Soffa Industries, Inc. (Singapore)(c)	1,783	85,495
Lattice Semiconductor Corp.(b)	1,022	74,432
Lesaka Technologies, Inc. (South Africa)(b)	568	2,266
Littelfuse, Inc.	420	103,530
LivePerson, Inc.(b)	823	9,662
LiveRamp Holdings, Inc.(b)	1,778	39,045
Lumentum Holdings, Inc.(b)(c)	2,500	137,350
MACOM Technology Solutions Holdings, Inc.(b)	578	39,703
MagnaChip Semiconductor Corp. (South Korea)(b)	1,117	11,304
Manhattan Associates, Inc.(b)	467	58,814
Marathon Digital Holdings, Inc.(b)(c)	1,108	7,003
Matterport, Inc.(b)(c)	1,106	3,484
Maximus, Inc.	2,584	181,655
MaxLinear, Inc.(b)	1,133	41,468
Methode Electronics, Inc.	1,469	67,104
MicroStrategy, Inc., Class A(b)(c)	177	35,062
MiX Telematics Ltd., ADR (South Africa)	630	4,927
MKS Instruments, Inc.	1,517	127,216
Model N, Inc.(b)(c)	312	12,131
Momentive Global, Inc.(b)	1,534	12,165
MongoDB, Inc.(b)	60	9,161
Monolithic Power Systems, Inc.	220	84,031
National Instruments Corp.	3,209	131,633
nCino, Inc.(b)(c)	296	7,732
NETGEAR, Inc.(b)	2,698	53,232
NetScout Systems, Inc.(b)	2,642	98,494
New Relic, Inc.(b)	417	23,465
nLight, Inc.(b)(c)	1,091	11,848
Novanta, Inc.(b)(c)	306	48,271
Nutanix, Inc., Class A(b)	700	19,782
Okta, Inc.(b)	1,281	68,303
OneSpan, Inc.(b)	878	11,036
Onto Innovation, Inc.(b)	825	65,959
Opera Ltd., ADR (Norway)(b)	6,985	36,881
OSI Systems, Inc.(b)	631	55,831
Ouster, Inc.(b)(c)	215	254
PagerDuty, Inc.(b)(c)	532	11,832
Palantir Technologies, Inc., Class A(b)(c)	9,307	69,802
PAR Technology Corp.(b)(c)	209	5,093
Paya Holdings, Inc., Class A(b)(c)	1,174	10,930
	Shares	Value
Information Technology-(continued)
Paycom Software, Inc.(b)	264	$89,522
Paylocity Holding Corp.(b)	227	49,447
Paysafe Ltd.(b)	19,040	27,037
PC Connection, Inc.(b)	1,006	55,883
PDF Solutions, Inc.(b)	335	10,509
Pegasystems, Inc.	582	21,097
Perficient, Inc.(b)	390	27,709
Photronics, Inc.(b)	3,593	67,548
Plexus Corp.(b)	1,376	151,663
Power Integrations, Inc.	831	66,879
Progress Software Corp.	1,100	58,652
PROS Holdings, Inc.(b)	108	2,573
PTC, Inc.(b)	1,082	137,641
Pure Storage, Inc., Class A(b)	4,870	142,155
Q2 Holdings, Inc.(b)	435	11,832
Qualys, Inc.(b)	502	61,907
Rackspace Technology, Inc.(b)(c)	2,822	13,771
Rambus, Inc.(b)(c)	2,797	107,349
Rapid7, Inc.(b)	194	5,704
Repay Holdings Corp.(b)(c)	5,027	44,539
Ribbon Communications, Inc.(b)	9,973	25,232
RingCentral, Inc., Class A(b)	621	23,014
Riot Blockchain, Inc.(b)(c)	1,509	7,017
Rogers Corp.(b)	209	22,789
Sanmina Corp.(b)	5,101	337,125
ScanSource, Inc.(b)	1,984	59,242
Semtech Corp.(b)	1,075	33,045
Shift4 Payments, Inc., Class A(b)(c)	1,086	50,325
Silicon Laboratories, Inc.(b)(c)	1,263	183,691
SiTime Corp.(b)	40	4,218
SMART Global Holdings, Inc.(b)(c)	1,585	26,802
Smartsheet, Inc., Class A(b)	534	16,415
Snowflake, Inc., Class A(b)(c)	890	127,181
SolarEdge Technologies, Inc.(b)	278	83,083
SolarWinds Corp.(b)(c)	2,693	23,537
Splunk, Inc.(b)	2,099	163,050
Sprout Social, Inc., Class A(b)(c)	172	10,200
SPS Commerce, Inc.(b)(c)	301	42,820
StoneCo Ltd., Class A (Brazil)(b)(c)	10,725	125,268
Stratasys Ltd.(b)	1,887	26,475
Sumo Logic, Inc.(b)	1,130	8,588
Super Micro Computer, Inc.(b)	1,606	144,909
Switch, Inc., Class A	1,300	44,525
Synaptics, Inc.(b)(c)	678	71,848
Telos Corp.(b)	2,086	8,553
Tenable Holdings, Inc.(b)(c)	433	16,532
Teradata Corp.(b)	3,628	123,896
TTEC Holdings, Inc.	588	28,195
TTM Technologies, Inc.(b)	7,005	112,570
Tucows, Inc., Class A(b)(c)	182	5,587
Tyler Technologies, Inc.(b)	324	111,048
Ultra Clean Holdings, Inc.(b)	2,010	71,616
Unisys Corp.(b)	997	4,287
Unity Software, Inc.(b)(c)	915	36,152
Universal Display Corp.	491	55,296
Upland Software, Inc.(b)	1,101	8,302
Varonis Systems, Inc.(b)(c)	683	14,507
Veeco Instruments, Inc.(b)	1,225	24,353
Verint Systems, Inc.(b)(c)	1,405	55,259
VeriSign, Inc.(b)	1,230	245,766
Verra Mobility Corp.(b)(c)	2,526	40,037
Viasat, Inc.(b)(c)	3,976	135,542

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Viavi Solutions, Inc.(b)	5,994	$67,912
Vishay Intertechnology, Inc.	7,290	167,962
Vontier Corp.	4,013	78,775
WEX, Inc.(b)	583	98,609
Wolfspeed, Inc.(b)(c)	770	70,008
Workiva, Inc.(b)	226	18,207
Xperi, Inc.(b)	2,597	27,814
Yext, Inc.(b)	2,284	12,174
Zscaler, Inc.(b)	206	27,491
Zuora, Inc., Class A(b)	1,064	8,171
		12,422,393
Materials-6.57%
AdvanSix, Inc.	1,286	52,932
Alpha Metallurgical Resources, Inc.	367	62,841
American Vanguard Corp.	1,105	25,415
AptarGroup, Inc.	1,760	186,806
Arconic Corp.(b)	4,935	117,601
ATI, Inc.(b)	3,309	100,958
Avient Corp.	3,220	111,444
Axalta Coating Systems Ltd.(b)	8,296	222,665
Balchem Corp.	489	68,851
Cabot Corp.	1,667	122,725
Carpenter Technology Corp.	2,490	102,239
Century Aluminum Co.(b)	1,807	16,281
Chase Corp.	203	19,285
Clearwater Paper Corp.(b)	1,682	65,649
Coeur Mining, Inc.(b)	12,490	43,715
Commercial Metals Co.	5,436	267,560
Compass Minerals International, Inc.	697	30,912
Eagle Materials, Inc.	1,415	192,921
Ecovyst, Inc.(b)	6,016	55,889
Element Solutions, Inc.	6,271	122,661
Ferroglobe PLC(b)(c)	2,819	13,052
Glatfelter Corp.	5,103	17,707
Greif, Inc., Class A	3,001	211,000
H.B. Fuller Co.	1,731	139,017
Hawkins, Inc.	774	32,198
Haynes International, Inc.	480	23,981
Hecla Mining Co.	17,460	95,157
Ingevity Corp.(b)	1,388	108,639
Innospec, Inc.	596	66,090
Intrepid Potash, Inc.(b)	264	9,517
Kaiser Aluminum Corp.(c)	712	64,365
Koppers Holdings, Inc.	1,929	57,465
Livent Corp.(b)(c)	905	25,331
LSB Industries, Inc.(b)	978	15,091
Materion Corp.	620	49,947
Mativ Holdings, Inc., Class A(c)	2,173	45,133
Mercer International, Inc. (Germany)	2,674	36,901
Mesabi Trust(c)	398	8,016
Minerals Technologies, Inc.	1,587	95,680
MP Materials Corp.(b)(c)	697	23,175
Myers Industries, Inc.	1,068	24,927
NewMarket Corp.	270	85,325
O-I Glass, Inc.(b)	13,508	221,666
Orion Engineered Carbons S.A. (Germany)	2,280	42,818
Pactiv Evergreen, Inc.	3,265	38,005
Quaker Chemical Corp.(c)	395	77,732
Ranpak Holdings Corp.(b)	2,070	11,199
Rayonier Advanced Materials, Inc.(b)	13,202	102,184
Resolute Forest Products, Inc.	7,775	164,053
Royal Gold, Inc.(c)	1,085	121,878
	Shares	Value
Materials-(continued)
Ryerson Holding Corp.	1,407	$41,492
Schnitzer Steel Industries, Inc., Class A(c)	2,167	74,393
Scotts Miracle-Gro Co. (The)	1,566	87,586
Sensient Technologies Corp.	931	69,555
Silgan Holdings, Inc.	3,421	180,971
Southern Copper Corp. (Peru)(c)	2,214	135,098
SSR Mining, Inc. (Canada)	9,233	139,972
Stepan Co.	779	86,913
Summit Materials, Inc., Class A(b)	4,859	147,179
SunCoke Energy, Inc.	7,596	64,262
TimkenSteel Corp.(b)	1,934	36,166
Tredegar Corp.	3,324	34,370
TriMas Corp.	1,700	46,495
Trinseo PLC(c)	2,977	73,383
Tronox Holdings PLC, Class A	7,474	105,608
Valvoline, Inc.	4,303	141,913
Venator Materials PLC(b)	14,195	9,701
Warrior Met Coal, Inc.	1,974	72,683
Westlake Corp.	1,189	127,996
Worthington Industries, Inc.(c)	2,188	124,147
		5,816,482
Real Estate-4.04%
Alexander & Baldwin, Inc.	1,437	28,381
Americold Realty Trust, Inc.(c)	5,493	163,966
Anywhere Real Estate, Inc.(b)(c)	18,940	142,997
Apartment Income REIT Corp.	2,637	100,338
Apple Hospitality REIT, Inc.	3,036	51,794
Camden Property Trust	924	111,185
Chatham Lodging Trust(b)	1,064	14,226
Corporate Office Properties Trust	3,423	95,057
CubeSmart	2,894	119,783
Cushman & Wakefield PLC(b)(c)	10,525	120,195
DiamondRock Hospitality Co.	2,310	21,737
Diversified Healthcare Trust	40,272	39,869
Empire State Realty Trust, Inc., Class A(c)	7,735	59,637
Equity LifeStyle Properties, Inc.	1,878	124,737
eXp World Holdings, Inc.	3,270	42,739
Extra Space Storage, Inc.	1,219	195,881
Forestar Group, Inc.(b)	526	7,801
Hersha Hospitality Trust, Class A	1,777	17,112
Highwoods Properties, Inc.	3,276	97,625
Host Hotels & Resorts, Inc.	7,091	134,303
Howard Hughes Corp. (The)(b)(c)	591	44,053
Industrial Logistics Properties Trust	3,087	12,564
Innovative Industrial Properties, Inc.(c)	379	45,939
Lamar Advertising Co., Class A	1,914	191,668
Life Storage, Inc.	881	94,699
Marcus & Millichap, Inc.(c)	526	19,588
National Storage Affiliates Trust	1,524	60,670
Newmark Group, Inc., Class A	9,196	77,982
Offerpad Solutions, Inc.(b)(c)	1,304	926
Office Properties Income Trust	3,504	53,576
Opendoor Technologies, Inc.(b)(c)	10,407	19,253
Outfront Media, Inc.	3,278	59,955
Park Hotels & Resorts, Inc.	2,699	34,628
Piedmont Office Realty Trust, Inc., Class A	5,472	56,963
PotlatchDeltic Corp.	1,900	90,801
Rayonier, Inc.(c)	2,542	91,207
RE/MAX Holdings, Inc., Class A	773	16,078
Redfin Corp.(b)	3,721	19,945
RLJ Lodging Trust	3,107	37,657
RMR Group, Inc. (The), Class A	1,321	38,190

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Ryman Hospitality Properties, Inc.	309	$28,283
Service Properties Trust	11,289	88,619
SITE Centers Corp.	5,708	77,572
St. Joe Co. (The)	407	15,641
Summit Hotel Properties, Inc.	3,419	29,232
Sun Communities, Inc.	923	135,589
Sunstone Hotel Investors, Inc.(c)	4,917	54,038
Tanger Factory Outlet Centers, Inc.(c)	2,730	53,098
UMH Properties, Inc.	1,878	33,072
Uniti Group, Inc.	7,772	59,223
Universal Health Realty Income Trust	295	15,484
Urstadt Biddle Properties, Inc., Class A	792	15,151
Xenia Hotels & Resorts, Inc.	1,610	24,826
Zillow Group, Inc., Class C(b)(c)	5,029	191,001
		3,576,534
Utilities-3.75%
ALLETE, Inc.	2,169	143,588
American States Water Co.	585	57,324
Atmos Energy Corp.	1,875	225,375
Avangrid, Inc.	3,078	131,646
Avista Corp.	3,060	126,317
Black Hills Corp.	1,827	130,868
Brookfield Infrastructure Corp., Class A (Canada)	1,189	55,740
California Water Service Group	1,219	79,150
Chesapeake Utilities Corp.	381	45,617
Hawaiian Electric Industries, Inc.	4,208	172,865
IDACORP, Inc.	1,526	168,669
MGE Energy, Inc.	711	51,199
National Fuel Gas Co.	2,781	184,186
New Jersey Resources Corp.	3,296	163,976
Northwest Natural Holding Co.	1,209	60,583
NorthWestern Corp.	1,980	115,652
OGE Energy Corp.	5,040	203,917
Ormat Technologies, Inc.	1,077	97,393
Otter Tail Corp.	1,076	64,162
	Shares	Value
Utilities-(continued)
PG&E Corp.(b)(c)	10,323	$162,071
PNM Resources, Inc.	3,403	166,747
Portland General Electric Co.(c)	4,169	205,240
SJW Group	887	66,250
South Jersey Industries, Inc.	3,938	136,648
Southwest Gas Holdings, Inc.	1,981	135,619
Spire, Inc.	1,893	140,271
Unitil Corp.	579	31,741
		3,322,814
Total Common Stocks & Other Equity Interests (Cost $85,678,338)		88,321,057
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(g)(h) (Cost $62,248)	62,248	62,248
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $85,740,586)		88,383,305
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.87%
Invesco Private Government Fund, 3.83%(g)(h)(i)	3,933,600	3,933,600
Invesco Private Prime Fund, 4.15%(g)(h)(i)	10,110,266	10,112,287
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,044,166)		14,045,887
TOTAL INVESTMENTS IN SECURITIES-115.76% (Cost $99,784,752)		102,429,192
OTHER ASSETS LESS LIABILITIES-(15.76)%		(13,948,484)
NET ASSETS-100.00%		$88,480,708

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The aggregate value of these securities at November 30, 2022 was $76,739, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,750	$752,558	$(705,060)	$-	$-	$62,248	$253
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,687,283	3,869,361	(3,623,044)	-	-	3,933,600	31,040*
Invesco Private Prime Fund	9,737,733	10,014,379	(9,641,129)	854	450	10,112,287	83,873*
Total	$13,439,766	$14,636,298	$(13,969,233)	$854	$450	$14,108,135	$115,166

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is  a summary of the tiered valuation input levels, as of November 30, 2022, for each Fund (except for Defensive Equity ETF). As of November 30, 2022, all of the securities in Defensive Equity ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$100,338,281	$311,948,831	$-	$412,287,112
Money Market Funds	-	32,117,112	-	32,117,112
Total Investments	$100,338,281	$344,065,943	$-	$444,404,224
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,367,009	$27,469,724	$0	$37,836,733
Exchange-Traded Funds	517,913	-	-	517,913
Money Market Funds	39,001	1,416,968	-	1,455,969
Total Investments	$10,923,923	$28,886,692	$0	$39,810,615
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$212,940,841	$-	$-	$212,940,841
Money Market Funds	146,026	4,939,887	-	5,085,913
Total Investments	$213,086,867	$4,939,887	$-	$218,026,754
Invesco RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,312,676	$8,381	$0	$88,321,057
Money Market Funds	62,248	14,045,887	-	14,108,135
Total Investments	$88,374,924	$14,054,268	$0	$102,429,192